UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Parametric Emerging Markets Fund

Class A EAEMX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$191,041,294
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Asia
50.0%
Latin America
15.7%
Emerging Europe
12.9%
Middle East
10.8%
Africa
9.0%
North America
1.1%
Developed Europe
0.5%

Value	Value
Developed Europe	0.5%
North America	1.1%
Africa	9.0%
Middle East	10.8%
Emerging Europe	12.9%
Latin America	15.7%
Asia	50.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Tencent Holdings Ltd.	1.2%
Delta Electronics (Thailand) PCL	1.0%
America Movil SAB de CV, Series B	0.8%
Samsung Electronics Co. Ltd.	0.8%
Naspers Ltd., Class N	0.7%
Credicorp Ltd.	0.5%
MTN Group Ltd.	0.5%
Bharti Airtel Ltd.	0.5%
Turkiye Petrol Rafinerileri AS	0.5%
Total	8.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EAEMX-TSR-SAR

Parametric Emerging Markets Fund

Class C ECEMX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$191,041,294
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.5%
North America	1.1%
Africa	9.0%
Middle East	10.8%
Emerging Europe	12.9%
Latin America	15.7%
Asia	50.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Tencent Holdings Ltd.	1.2%
Delta Electronics (Thailand) PCL	1.0%
America Movil SAB de CV, Series B	0.8%
Samsung Electronics Co. Ltd.	0.8%
Naspers Ltd., Class N	0.7%
Credicorp Ltd.	0.5%
MTN Group Ltd.	0.5%
Bharti Airtel Ltd.	0.5%
Turkiye Petrol Rafinerileri AS	0.5%
Total	8.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

ECEMX-TSR-SAR

Parametric Emerging Markets Fund

Class I EIEMX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$191,041,294
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.5%
North America	1.1%
Africa	9.0%
Middle East	10.8%
Emerging Europe	12.9%
Latin America	15.7%
Asia	50.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Tencent Holdings Ltd.	1.2%
Delta Electronics (Thailand) PCL	1.0%
America Movil SAB de CV, Series B	0.8%
Samsung Electronics Co. Ltd.	0.8%
Naspers Ltd., Class N	0.7%
Credicorp Ltd.	0.5%
MTN Group Ltd.	0.5%
Bharti Airtel Ltd.	0.5%
Turkiye Petrol Rafinerileri AS	0.5%
Total	8.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EIEMX-TSR-SAR

Parametric Emerging Markets Fund

Class R6 EREMX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$191,041,294
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.5%
North America	1.1%
Africa	9.0%
Middle East	10.8%
Emerging Europe	12.9%
Latin America	15.7%
Asia	50.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Tencent Holdings Ltd.	1.2%
Delta Electronics (Thailand) PCL	1.0%
America Movil SAB de CV, Series B	0.8%
Samsung Electronics Co. Ltd.	0.8%
Naspers Ltd., Class N	0.7%
Credicorp Ltd.	0.5%
MTN Group Ltd.	0.5%
Bharti Airtel Ltd.	0.5%
Turkiye Petrol Rafinerileri AS	0.5%
Total	8.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EREMX-TSR-SAR

Parametric International Equity Fund

Class A EAISX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$290,642,309
# of Portfolio Holdings	1,019
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Developed Europe
65.3%
Asia
21.5%
Australasia/Pacific
9.6%
Developed Middle East
2.0%
North America
1.6%
Latin America
0.0%*

Value	Value
Latin America	0.0%Footnote Reference*
North America	1.6%
Developed Middle East	2.0%
Australasia/Pacific	9.6%
Asia	21.5%
Developed Europe	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.0%
Cie Financiere Richemont SA, Class A	0.9%
Engie SA	0.9%
TotalEnergies SE	0.8%
Shell PLC	0.8%
Deutsche Telekom AG	0.8%
Air Liquide SA	0.8%
E.ON SE	0.8%
SAP SE	0.8%
Sanofi SA	0.7%
Total	8.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EAISX-TSR-SAR

Parametric International Equity Fund

Class R ERISX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$54	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$290,642,309
# of Portfolio Holdings	1,019
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Latin America	0.0%Footnote Reference*
North America	1.6%
Developed Middle East	2.0%
Australasia/Pacific	9.6%
Asia	21.5%
Developed Europe	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.0%
Cie Financiere Richemont SA, Class A	0.9%
Engie SA	0.9%
TotalEnergies SE	0.8%
Shell PLC	0.8%
Deutsche Telekom AG	0.8%
Air Liquide SA	0.8%
E.ON SE	0.8%
SAP SE	0.8%
Sanofi SA	0.7%
Total	8.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

ERISX-TSR-SAR

Parametric International Equity Fund

Class R6 ESISX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$290,642,309
# of Portfolio Holdings	1,019
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Latin America	0.0%Footnote Reference*
North America	1.6%
Developed Middle East	2.0%
Australasia/Pacific	9.6%
Asia	21.5%
Developed Europe	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.0%
Cie Financiere Richemont SA, Class A	0.9%
Engie SA	0.9%
TotalEnergies SE	0.8%
Shell PLC	0.8%
Deutsche Telekom AG	0.8%
Air Liquide SA	0.8%
E.ON SE	0.8%
SAP SE	0.8%
Sanofi SA	0.7%
Total	8.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

ESISX-TSR-SAR

Parametric International Equity Fund

Class I EIISX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$290,642,309
# of Portfolio Holdings	1,019
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Latin America	0.0%Footnote Reference*
North America	1.6%
Developed Middle East	2.0%
Australasia/Pacific	9.6%
Asia	21.5%
Developed Europe	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.0%
Cie Financiere Richemont SA, Class A	0.9%
Engie SA	0.9%
TotalEnergies SE	0.8%
Shell PLC	0.8%
Deutsche Telekom AG	0.8%
Air Liquide SA	0.8%
E.ON SE	0.8%
SAP SE	0.8%
Sanofi SA	0.7%
Total	8.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EIISX-TSR-SAR

Parametric Volatility Risk Premium - Defensive Fund

Class I EIVPX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric Volatility Risk Premium - Defensive Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,159,305,540
# of Portfolio Holdings	187
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	47.0%
Short-Term Investments	53.0%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	3.9%
Microsoft Corp.	3.5%
Apple, Inc.	2.7%
Amazon.com, Inc.	2.0%
Meta Platforms, Inc., Class A	1.5%
Broadcom, Inc.	1.4%
Alphabet, Inc., Class A	1.1%
JPMorgan Chase & Co.	0.9%
Alphabet, Inc., Class C	0.9%
Berkshire Hathaway, Inc., Class B	0.8%
Total	18.7%
Footnote	Description
Footnote[a]	Excluding short-term investments

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EIVPX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Parametric
International Equity Fund
Semi-Annual Financial Statements and
Additional Information
July 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2025
Parametric
International Equity Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
International Equity Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
Australia — 8.6%
Ampol Ltd.	11,443	$ 200,068
ANZ Group Holdings Ltd.	18,300	359,110
Arena REIT	22,967	54,042
Aristocrat Leisure Ltd.	7,100	317,916
ASX Ltd.	3,000	134,472
Atlas Arteria Ltd.	59,800	197,530
AUB Group Ltd.	4,900	106,434
Audinate Group Ltd.(1)(2)	4,800	18,796
Aussie Broadband Ltd.(2)	17,100	49,303
Bank of Queensland Ltd.	20,600	100,360
Beach Energy Ltd.	56,500	42,351
Bendigo & Adelaide Bank Ltd.	16,600	130,049
BHP Group Ltd.	41,644	1,051,728
Brambles Ltd.	39,965	611,442
Brickworks Ltd.	3,200	67,157
BWP Trust(1)(2)	58,794	135,267
Capricorn Metals Ltd.(1)	8,400	48,114
CAR Group Ltd.	32,100	781,299
Catapult Group International Ltd.(1)	15,400	65,192
Centuria Industrial REIT	53,000	107,868
Charter Hall Long Wale REIT	64,500	171,131
Charter Hall Retail REIT	51,500	128,001
Codan Ltd.	12,250	163,785
Coles Group Ltd.	79,259	1,055,252
Computershare Ltd.	21,800	586,843
CSL Ltd.	11,495	1,988,453
Data#3 Ltd.	37,500	180,426
Dexus	27,000	121,894
Dicker Data Ltd.(2)	5,600	31,229
Dyno Nobel Ltd.	101,800	191,431
Emerald Resources NL(1)	13,900	30,509
EVT Ltd.	8,600	93,284
G8 Education Ltd.(2)	275,700	158,940
Gold Road Resources Ltd.	23,100	46,276
GPT Group	41,100	133,888
Hansen Technologies Ltd.(2)	66,850	256,796
HomeCo Daily Needs REIT(3)	112,600	92,560
Infomedia Ltd.	61,241	50,925
Integral Diagnostics Ltd.(2)	204,713	350,666
IPH Ltd.	35,800	120,132
IRESS Ltd.	29,684	150,604
Lendlease Corp. Ltd.	14,100	47,390
Lottery Corp. Ltd.	144,400	500,834
Macquarie Technology Group Ltd.(1)	2,491	110,949
Security	Shares	Value
Australia (continued)
McMillan Shakespeare Ltd.	8,300	$ 94,938
Medibank Pvt Ltd.	15,100	49,353
Mirvac Group	135,000	193,697
National Australia Bank Ltd.	17,700	439,255
National Storage REIT	86,600	132,789
New Hope Corp. Ltd.	34,700	92,675
NEXTDC Ltd.(1)(2)	50,728	467,108
Nine Entertainment Co. Holdings Ltd.	74,200	80,605
Northern Star Resources Ltd.	11,200	111,276
Orica Ltd.	9,699	132,450
Origin Energy Ltd.	189,500	1,417,045
Orora Ltd.(2)	116,205	154,229
Perseus Mining Ltd.	34,500	72,026
QBE Insurance Group Ltd.	14,900	221,030
Qoria Ltd.(1)(2)	100,031	38,392
Ramelius Resources Ltd.(2)	20,000	32,178
Region Group	58,752	87,926
Rio Tinto Ltd.(2)	3,900	277,360
RPMGlobal Holdings Ltd.(1)	16,600	35,796
Santos Ltd.	112,825	567,723
Scentre Group	128,061	306,481
SiteMinder Ltd.(1)(2)	15,800	52,396
SmartGroup Corp. Ltd.	22,100	111,832
Steadfast Group Ltd.	26,700	101,617
Stockland	76,600	271,569
Suncorp Group Ltd.	11,064	148,310
Superloop Ltd.(1)	44,200	94,708
Technology One Ltd.	25,988	679,808
Telstra Group Ltd.	254,473	811,026
TPG Telecom Ltd.	117,963	418,413
Transurban Group	72,529	641,869
Tuas Ltd.(1)	16,600	56,902
Vicinity Ltd.	140,600	221,374
Viva Energy Group Ltd.(2)(4)	41,423	55,433
Washington H Soul Pattinson & Co. Ltd.(2)	5,700	148,086
Waypoint REIT Ltd.(2)	90,348	145,697
Weebit Nano Ltd.(1)	52,100	80,357
Wesfarmers Ltd.	25,285	1,383,077
Westpac Banking Corp.	20,000	431,803
Whitehaven Coal Ltd.	41,461	170,044
Woodside Energy Group Ltd.(2)	66,089	1,118,383
Woolworths Group Ltd.	64,996	1,312,146
Yancoal Australia Ltd.(2)	27,200	109,854
		$ 24,909,732

1
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Austria — 1.0%
ANDRITZ AG	4,438	$ 308,844
AT&S Austria Technologie & Systemtechnik AG(1)	7,620	153,200
CA Immobilien Anlagen AG	10,552	281,025
DO & Co. AG	400	90,240
Erste Group Bank AG	3,832	350,413
Kontron AG	7,370	237,757
Lenzing AG(1)	2,826	79,051
OMV AG	7,929	403,811
PIERER Mobility AG(1)	2,000	39,749
RHI Magnesita NV	2,727	85,858
Telekom Austria AG	13,734	145,550
UNIQA Insurance Group AG	6,453	92,966
Verbund AG	5,763	429,110
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,599	84,371
voestalpine AG	7,869	216,638
		$ 2,998,583
Belgium — 2.0%
Ackermans & van Haaren NV	2,969	$ 728,284
Aedifica SA	3,279	241,295
Ageas SA	3,722	253,067
Anheuser-Busch InBev SA	10,233	588,322
Argenx SE(1)	700	470,140
Barco NV	7,371	114,884
Bekaert SA	4,474	184,272
bpost SA(1)(2)	22,899	57,324
Care Property Invest NV	5,421	76,533
Cofinimmo SA	3,041	263,966
Colruyt Group NV	750	32,038
D'ieteren Group	2,341	462,425
Elia Group SA	4,534	523,102
EVS Broadcast Equipment SA	1,534	66,274
Gimv NV	1,766	84,623
KBC Group NV	4,874	508,377
Melexis NV	1,833	140,197
Montea NV(2)	1,163	86,585
Ontex Group NV(1)(2)	6,742	52,273
Proximus SADP	19,944	165,709
Retail Estates NV	1,203	89,378
Solvay SA(2)	7,300	228,728
Tessenderlo Group SA(2)	4,338	129,049
Umicore SA(2)	24,200	382,451
		$ 5,929,296
Denmark — 4.0%
AP Moller - Maersk AS, Class A	140	$ 274,704
Security	Shares	Value
Denmark (continued)
AP Moller - Maersk AS, Class B	162	$ 319,911
Better Collective AS(1)(2)	2,529	35,635
Carlsberg AS, Class B	10,273	1,280,706
Coloplast AS, Class B	951	86,857
D/S Norden AS	3,400	118,241
Danske Bank AS	31,937	1,266,988
DSV AS	2,940	658,810
Genmab AS(1)	561	120,782
H Lundbeck AS	28,300	147,436
H&H International AS, Class B(1)	2,600	41,456
ISS AS	8,600	247,218
Matas AS	7,900	162,046
Netcompany Group AS(1)(4)	3,200	117,343
Novo Nordisk AS, Class B	30,118	1,400,727
Novonesis (Novozymes), Class B	26,704	1,727,682
Orsted AS(1)(4)	17,001	801,282
Pandora AS	8,216	1,356,425
Per Aarsleff Holding AS	2,300	247,703
Royal Unibrew AS	700	52,359
Scandinavian Tobacco Group AS(4)	22,650	296,437
TORM PLC, Class A(2)	4,016	74,026
Tryg AS	26,720	644,538
Vestas Wind Systems AS	6,200	113,200
		$ 11,592,512
Finland — 2.1%
Citycon OYJ(2)	9,400	$ 40,435
Elisa OYJ	11,578	595,719
Fortum OYJ	32,401	594,420
Harvia OYJ(3)	1,383	80,075
Kalmar OYJ, Class B	2,700	121,846
Kesko OYJ, Class B(2)	23,687	515,178
Kojamo OYJ(1)(2)	19,804	251,343
Kone OYJ, Class B	4,620	283,707
Marimekko OYJ	5,033	74,895
Neste OYJ	40,016	631,557
Nokia OYJ	114,807	467,878
Nokian Renkaat OYJ(2)	9,531	85,567
Nordea Bank Abp	38,896	567,909
Orion OYJ, Class B(2)	7,524	602,362
Puuilo OYJ	6,142	95,826
Raisio OYJ, Class V	13,339	38,153
Sampo OYJ, Class A	5,533	59,389
Tokmanni Group Corp.(2)	13,636	133,529
UPM-Kymmene OYJ(2)	22,970	595,331

2
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	7,303	$ 201,770
YIT OYJ(1)(2)	23,700	82,111
		$ 6,119,000
France — 8.6%
Air Liquide SA	11,497	$ 2,261,879
Airbus SE	2,830	568,986
Altarea SCA(2)	1,300	160,452
AXA SA	17,682	858,799
BNP Paribas SA	11,169	1,018,370
Bollore SE	91,945	530,344
Bouygues SA	2,678	110,271
Bureau Veritas SA	4,620	142,278
Capgemini SE	6,485	965,463
Carmila SA(1)	8,071	158,573
Carrefour SA	14,850	212,815
Cie Generale des Etablissements Michelin SCA	11,380	404,860
Coface SA	7,761	144,298
Credit Agricole SA	16,869	310,466
Criteo SA ADR(1)	3,600	87,624
Danone SA	8,168	668,443
Dassault Aviation SA	500	155,679
Dassault Systemes SE	27,617	907,252
Edenred SE(2)	5,734	163,752
Eiffage SA	1,470	197,326
Engie SA	112,489	2,528,552
Gecina SA	3,979	391,027
Getlink SE	5,600	101,561
JCDecaux SE	7,003	115,134
Klepierre SA	15,002	572,655
La Francaise des Jeux SACA(4)	7,990	249,223
Legrand SA	943	139,287
L'Oreal SA	2,492	1,102,667
LVMH Moet Hennessy Louis Vuitton SE	2,477	1,329,683
Mercialys SA	14,557	179,979
Metropole Television SA	7,508	109,673
Orange SA	79,946	1,216,063
Pernod Ricard SA	3,761	386,513
Quadient SA	6,076	111,690
Safran SA	1,353	446,153
Sanofi SA	23,131	2,076,484
Sodexo SA	4,790	284,878
Sopra Steria Group	793	170,865
SPIE SA	3,975	233,934
Television Francaise 1 SA	5,397	51,603
Thales SA	642	172,694
Security	Shares	Value
France (continued)
TotalEnergies SE	41,343	$ 2,458,481
Ubisoft Entertainment SA(1)	4,751	50,106
Vinci SA	2,597	360,746
Vivendi SE(1)	64,863	245,883
		$ 25,113,464
Germany — 8.5%
Allianz SE	4,037	$ 1,595,332
BASF SE	21,666	1,061,837
Bayer AG	24,300	755,772
Bayerische Motoren Werke AG	5,320	506,205
Bayerische Motoren Werke AG, PFC Shares	2,129	186,129
Beiersdorf AG	7,279	904,504
Brenntag SE	2,200	136,486
Covestro AG(1)(4)	5,400	372,010
Daimler Truck Holding AG	2,900	141,071
Dermapharm Holding SE	2,400	91,915
Deutsche Boerse AG	3,266	945,139
Deutsche EuroShop AG	2,600	55,843
Deutsche Lufthansa AG	4,568	39,170
Deutsche Post AG	6,425	287,877
Deutsche Telekom AG	68,195	2,445,875
Deutsche Wohnen SE	7,330	185,931
Dr. Ing. h.c. F. Porsche AG, PFC Shares(4)	3,042	154,249
Draegerwerk AG & Co. KGaA	1,100	87,767
E.ON SE	123,453	2,252,182
Evonik Industries AG	11,342	225,230
Fielmann Group AG	3,671	232,603
Fraport AG Frankfurt Airport Services Worldwide(1)	800	59,533
Fresenius SE & Co. KGaA	10,761	513,629
Friedrich Vorwerk Group SE	900	87,474
FUCHS SE	3,086	108,539
FUCHS SE, PFC Shares	4,121	188,578
GEA Group AG	1,446	103,867
Gerresheimer AG	3,231	159,301
Grand City Properties SA	15,900	200,468
Hamborner REIT AG	23,651	153,280
Hella GmbH & Co. KGaA	1,200	118,934
Henkel AG & Co. KGaA, PFC Shares	11,623	895,658
HUGO BOSS AG	2,700	125,747
K&S AG	11,200	169,431
Knorr-Bremse AG	901	89,925
Mercedes-Benz Group AG	11,700	662,457
Merck KGaA	3,700	462,442
MTU Aero Engines AG	401	172,975
Puma SE	7,549	159,574

3
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Qiagen NV	8,384	$ 415,726
Rheinmetall AG	297	587,910
RWE AG	14,032	575,665
SAP SE	7,770	2,221,874
Schott Pharma AG & Co. KGaA	6,894	186,064
Siemens AG	4,195	1,068,480
Springer Nature AG & Co. KGaA	2,362	50,562
Symrise AG	3,800	344,460
TeamViewer SE(1)(4)	22,303	228,091
Volkswagen AG	1,199	127,866
Volkswagen AG, PFC Shares	3,506	366,607
Vonovia SE	44,098	1,368,607
		$ 24,636,851
Hong Kong — 4.3%
AIA Group Ltd.	111,200	$ 1,036,847
ASMPT Ltd.	41,700	352,770
Bank of East Asia Ltd.	105,200	162,606
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	103,000	119,706
BOC Hong Kong Holdings Ltd.	75,500	339,014
Cafe de Coral Holdings Ltd.	84,000	77,390
Cathay Pacific Airways Ltd.	112,000	166,467
Central New Energy Holding Group Ltd.(1)(2)	85,000	87,519
China Sunshine Paper Holdings Co. Ltd.	116,000	28,484
China Tobacco International HK Co. Ltd.(3)	32,000	134,032
China Traditional Chinese Medicine Holdings Co. Ltd.	732,000	208,978
Chow Sang Sang Holdings International Ltd.	101,000	106,685
CK Asset Holdings Ltd.	87,500	400,942
CK Hutchison Holdings Ltd.	77,000	501,193
CLP Holdings Ltd.	93,000	807,219
C-Mer Medical Holdings Ltd.(3)	274,000	63,361
Cowell e Holdings, Inc.(1)(2)	29,000	97,568
CTF Services Ltd.	78,000	76,468
DFI Retail Group Holdings Ltd.	66,100	227,876
First Pacific Co. Ltd.	298,000	234,474
Galaxy Entertainment Group Ltd.	108,000	526,680
Hang Seng Bank Ltd.	20,600	300,074
HK Electric Investments & HK Electric Investments Ltd.(3)	408,000	318,054
HKT Trust & HKT Ltd.	836,000	1,316,347
Hongkong Land Holdings Ltd.	65,500	395,668
Jardine Matheson Holdings Ltd.	7,900	428,981
Johnson Electric Holdings Ltd.	20,000	58,947
Luk Fook Holdings International Ltd.	49,000	127,859
Man Wah Holdings Ltd.(2)	86,800	48,964
MGM China Holdings Ltd.	52,000	109,785
PAX Global Technology Ltd.	137,000	118,680
Security	Shares	Value
Hong Kong (continued)
PCCW Ltd.	420,000	$ 300,908
Power Assets Holdings Ltd.	93,000	612,321
Realord Group Holdings Ltd.(1)	132,000	141,974
Shangri-La Asia Ltd.	200,000	115,861
Sino Land Co. Ltd.	262,000	302,007
SJM Holdings Ltd.(1)(2)	153,000	60,520
Stella International Holdings Ltd.	64,500	128,100
Sun Hung Kai Properties Ltd.	39,500	469,160
SUNeVision Holdings Ltd.	158,000	155,952
Superb Summit International Group Ltd.(1)(2)(5)	230,000	0
Swire Pacific Ltd., Class A	23,500	212,424
Swire Pacific Ltd., Class B	97,500	153,178
Vitasoy International Holdings Ltd.	150,000	175,118
Viva Goods Co. Ltd.(1)	808,000	54,374
VSTECS Holdings Ltd.	66,000	76,383
VTech Holdings Ltd.	28,900	214,148
Wharf Holdings Ltd.(2)	78,000	221,831
Wynn Macau Ltd.(2)	165,200	136,919
Yue Yuen Industrial Holdings Ltd.	69,500	108,703
		$ 12,619,519
Ireland — 2.1%
AIB Group PLC	35,978	$ 283,818
Bank of Ireland Group PLC	74,540	999,579
COSMO Pharmaceuticals NV	1,205	86,442
Dalata Hotel Group PLC	77,400	562,751
DCC PLC	16,123	1,009,800
Fineos Corp. Ltd. CDI(1)	41,347	73,353
Gambling.com Group Ltd.(1)	4,400	46,508
Glenveagh Properties PLC(1)(4)	264,247	563,603
ICON PLC(1)	7,155	1,210,554
Irish Residential Properties REIT PLC	115,074	128,064
Kenmare Resources PLC	9,500	41,464
Kerry Group PLC, Class A	11,828	1,092,552
Uniphar PLC	20,481	92,844
		$ 6,191,332
Israel — 2.1%
Airport City Ltd.(1)	6,041	$ 107,711
Amot Investments Ltd.	9,081	61,917
AudioCodes Ltd.	6,300	63,126
Azrieli Group Ltd.	966	94,909
Bank Hapoalim BM	9,460	177,404
Bet Shemesh Engines Holdings 1997 Ltd.(1)	500	94,826
Bezeq The Israeli Telecommunication Corp. Ltd.	224,170	417,001
Big Shopping Centers Ltd.(1)	775	147,613

4
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Israel (continued)
Cellebrite DI Ltd.(1)	5,100	$ 71,298
Check Point Software Technologies Ltd.(1)	664	123,637
CyberArk Software Ltd.(1)	300	123,441
Danel Adir Yeoshua Ltd.	300	41,119
Delek Automotive Systems Ltd.	12,000	93,824
Delek Group Ltd.	999	202,883
Delta Galil Ltd.	2,040	108,249
Doral Group Renewable Energy Resources Ltd.(1)	13,600	64,359
El Al Israel Airlines(1)	21,400	86,391
Elbit Systems Ltd.	744	343,231
Energix-Renewable Energies Ltd.	46,700	181,912
Enlight Renewable Energy Ltd.(1)	10,351	254,161
Fattal Holdings 1998 Ltd.(1)	768	138,230
First International Bank of Israel Ltd.	600	41,675
Fox Wizel Ltd.	1,443	149,641
Global-e Online Ltd.(1)	1,200	39,780
Hilan Ltd.	446	36,437
ICL Group Ltd.	80,395	500,853
Inrom Construction Industries Ltd.	11,119	64,827
Israel Discount Bank Ltd., Class A	10,897	104,214
Menora Mivtachim Holdings Ltd.	670	58,243
Mivne Real Estate KD Ltd.	15,076	56,828
Mizrahi Tefahot Bank Ltd.	1,300	80,306
NICE Ltd.(1)	806	125,825
Oil Refineries Ltd.	364,104	95,250
OY Nofar Energy Ltd.(1)	2,800	83,832
Partner Communications Co. Ltd.	17,918	165,016
Phoenix Financial Ltd.	1,800	61,331
Plus500 Ltd.	1,494	66,306
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	900	83,946
Reit 1 Ltd.	11,324	74,248
Sella Capital Real Estate Ltd.	11,866	36,598
Shufersal Ltd.	19,834	239,789
Strauss Group Ltd.	7,300	196,021
Tadiran Group Ltd.	700	37,181
Tamar Petroleum Ltd.(4)	6,064	72,448
Teva Pharmaceutical Industries Ltd. ADR(1)	34,800	537,660
Tower Semiconductor Ltd.(1)	1,500	69,603
		$ 6,075,100
Italy — 4.2%
ACEA SpA(2)	2,900	$ 64,358
Arnoldo Mondadori Editore SpA	40,000	92,084
Banca Popolare di Sondrio SpA	15,014	205,589
Banco BPM SpA	18,307	233,472
BFF Bank SpA(1)(4)	13,300	157,900
Security	Shares	Value
Italy (continued)
Bio On SpA(1)(2)(5)	12,900	$ 0
Brembo NV(2)	15,400	147,636
Buzzi SpA	7,310	381,725
Cementir Holding NV	7,371	109,503
Danieli & C Officine Meccaniche SpA	1,851	60,179
Danieli & C Officine Meccaniche SpA(2)	1,700	73,052
Davide Campari-Milano NV(2)	41,622	286,685
DiaSorin SpA	1,700	166,200
Enav SpA(4)	10,864	47,661
Enel SpA	113,167	997,939
Eni SpA	94,459	1,612,163
Ferrari NV	1,827	801,153
Fila SpA	5,500	54,217
Fincantieri SpA(1)	5,407	104,638
Generali	10,553	393,688
Infrastrutture Wireless Italiane SpA(2)(4)	45,056	532,665
Intercos SpA	4,800	64,211
Intesa Sanpaolo SpA	110,026	662,935
Leonardo SpA	10,676	575,470
Maire SpA	4,545	63,132
Pirelli & C SpA(4)	27,200	183,365
Poste Italiane SpA(4)	9,300	200,926
PRADA SpA	21,900	119,199
Prysmian SpA	7,384	589,712
RAI Way SpA(4)	42,956	286,770
Recordati Industria Chimica e Farmaceutica SpA	11,058	634,217
Reply SpA	807	126,403
Ryanair Holdings PLC	2,964	87,150
Sesa SpA(2)	1,175	88,480
Snam SpA	35,157	203,744
STMicroelectronics NV(2)	36,134	919,575
Technogym SpA(4)	12,668	195,458
Technoprobe SpA(1)(2)	8,309	68,173
Terna - Rete Elettrica Nazionale	26,220	253,703
Unipol Assicurazioni SpA	6,700	134,387
Wiit SpA(2)	4,156	73,979
		$ 12,053,496
Japan — 13.1%
Activia Properties, Inc.(2)	171	$ 146,094
ADEKA Corp.	3,900	76,968
Advance Residence Investment Corp.(2)	90	92,822
Aeon Co. Ltd.	14,670	468,601
AEON REIT Investment Corp.(2)	134	114,244
AGC, Inc.	1,900	57,180
Aica Kogyo Co. Ltd.(2)	2,500	61,557

5
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Air Water, Inc.	10,700	$ 158,068
Aisin Corp.	4,800	66,336
Alfresa Holdings Corp.	9,400	136,450
Asahi Kasei Corp.	30,100	209,428
Astellas Pharma, Inc.	27,600	286,174
Azbil Corp.	15,600	145,773
Bandai Namco Holdings, Inc.	6,300	203,723
Bridgestone Corp.	4,300	173,936
Brother Industries Ltd.	7,500	127,619
Calbee, Inc.	3,000	55,058
Canon, Inc.	8,200	232,902
Central Japan Railway Co.	6,000	139,873
Chubu Electric Power Co., Inc.	35,000	428,076
Coca-Cola Bottlers Japan Holdings, Inc.	5,700	87,155
Comforia Residential REIT, Inc.(2)	66	129,640
Concordia Financial Group Ltd.	25,600	169,759
Cosmos Pharmaceutical Corp.	1,600	99,394
Dai Nippon Printing Co. Ltd.	3,900	60,058
Daiichi Sankyo Co. Ltd.	22,600	554,421
Daikin Industries Ltd.	1,500	184,434
Daito Trust Construction Co. Ltd.	1,200	122,853
Daiwa House Industry Co. Ltd.	12,800	423,180
Daiwa House REIT Investment Corp.	54	90,305
Daiwa Office Investment Corp.	70	162,629
Daiwa Securities Living Investments Corp.	168	113,826
Denka Co. Ltd.(2)	7,700	108,572
Dentsu Group, Inc.	7,800	153,821
DIC Corp.	5,600	110,536
East Japan Railway Co.	4,600	98,597
Eisai Co. Ltd.(2)	6,000	168,272
Electric Power Development Co. Ltd.	13,500	233,626
Ezaki Glico Co. Ltd.	3,100	95,723
FANUC Corp.	4,900	136,401
Frontier Real Estate Investment Corp.	177	100,959
FUJIFILM Holdings Corp.(2)	9,200	190,828
Fujitsu Ltd.	11,800	257,050
Fukuoka Financial Group, Inc.(2)	5,300	144,515
GLP J-Reit	179	156,859
Hamamatsu Photonics KK	7,200	87,877
Hankyu Hanshin Holdings, Inc.	2,000	52,123
Hikari Tsushin, Inc.	200	53,772
Hirose Electric Co. Ltd.	1,040	130,588
Hisamitsu Pharmaceutical Co., Inc.	4,700	126,524
Hokuriku Electric Power Co.(2)	34,200	177,360
Honda Motor Co. Ltd.	30,300	313,693
House Foods Group, Inc.	4,300	79,518
Security	Shares	Value
Japan (continued)
Hulic Reit, Inc.	127	$ 138,474
Idemitsu Kosan Co. Ltd.	48,200	309,859
Industrial & Infrastructure Fund Investment Corp.(2)	156	127,643
Inpex Corp.	39,000	555,311
Internet Initiative Japan, Inc.	3,900	71,824
Isuzu Motors Ltd.(2)	8,700	111,499
Ito En Ltd.	3,200	69,500
ITOCHU Corp.	4,800	251,772
Iwatani Corp.	19,900	209,316
Japan Exchange Group, Inc.	15,600	152,449
Japan Hotel REIT Investment Corp.	127	69,796
Japan Logistics Fund, Inc.(2)	213	132,215
Japan Metropolitan Fund Investment Corp.	214	155,647
Japan Petroleum Exploration Co. Ltd.	23,500	170,673
Japan Post Bank Co. Ltd.	17,100	190,858
Japan Post Holdings Co. Ltd.	19,400	179,657
Japan Post Insurance Co. Ltd.	8,800	225,321
Japan Prime Realty Investment Corp.	208	136,643
Japan Real Estate Investment Corp.	253	205,210
JFE Holdings, Inc.(2)	11,900	137,719
JX Advanced Metals Corp.	18,000	105,668
Kadokawa Corp.	3,500	85,006
Kajima Corp.	2,000	50,101
Kaneka Corp.	4,200	118,888
Kansai Paint Co. Ltd.(2)	8,900	126,023
Kao Corp.	6,900	310,475
Kawasaki Kisen Kaisha Ltd.(2)	5,100	72,047
KDDI Corp.	41,000	672,876
KDX Realty Investment Corp.	126	135,407
Keio Corp.(2)	2,200	51,366
Keisei Electric Railway Co. Ltd.(2)	6,900	57,886
Kewpie Corp.	4,800	131,174
Keyence Corp.	1,400	506,424
Kintetsu Group Holdings Co. Ltd.	2,200	42,219
Kirin Holdings Co. Ltd.	11,200	147,590
Kobayashi Pharmaceutical Co. Ltd.	1,800	63,302
Kobe Bussan Co. Ltd.	3,800	101,191
Kobe Steel Ltd.(2)	13,300	146,128
Komatsu Ltd.	4,700	151,424
Konami Group Corp.	1,200	162,910
Kyocera Corp.	13,600	160,539
Kyoto Financial Group, Inc.	9,600	173,671
Kyowa Kirin Co. Ltd.	9,500	162,161
LaSalle Logiport REIT	100	95,179
Lion Corp.(2)	10,900	106,196
LY Corp.	43,800	160,096

6
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Makita Corp.	3,300	$ 102,162
Marui Group Co. Ltd.	6,800	138,489
Maruichi Steel Tube Ltd.	3,000	72,526
Mebuki Financial Group, Inc.(2)	32,600	176,759
Medipal Holdings Corp.	7,800	129,149
MEIJI Holdings Co. Ltd.(2)	6,000	121,326
Mitsubishi Chemical Group Corp.	27,100	147,608
Mitsubishi Corp.	13,200	260,349
Mitsubishi Electric Corp.	7,900	177,689
Mitsubishi Estate Logistics REIT Investment Corp.	68	54,188
Mitsubishi Gas Chemical Co., Inc.	4,700	81,193
Mitsubishi HC Capital, Inc.	21,500	158,920
Mitsui & Co. Ltd.	9,400	191,352
Mitsui Chemicals, Inc.	6,500	145,101
Mitsui Fudosan Logistics Park, Inc.(2)	169	113,296
Mitsui OSK Lines Ltd.	2,200	73,947
Mizuho Financial Group, Inc.	15,680	459,920
Mori Hills REIT Investment Corp.(2)	114	103,026
Morinaga Milk Industry Co. Ltd.	4,500	97,862
MS&AD Insurance Group Holdings, Inc.	13,600	290,578
Murata Manufacturing Co. Ltd.	17,400	258,983
NEC Corp.	10,000	287,159
NH Foods Ltd.	2,600	87,351
Nichirei Corp.	9,000	108,316
NIDEC Corp.	8,000	153,490
Nihon Kohden Corp.	7,100	78,090
Nintendo Co. Ltd.	13,000	1,086,525
Nippon Accommodations Fund, Inc.	139	108,900
Nippon Building Fund, Inc.	190	174,292
Nippon Express Holdings, Inc.	4,500	98,851
Nippon Kayaku Co. Ltd.	10,800	100,850
Nippon Paint Holdings Co. Ltd.	20,700	175,485
Nippon Paper Industries Co. Ltd.	10,000	73,573
Nippon Prologis REIT, Inc.	144	77,711
Nippon Shinyaku Co. Ltd.	4,300	92,583
Nippon Shokubai Co. Ltd.(2)	6,900	78,446
Nippon Steel Corp.	17,500	337,015
Nippon Yusen KK	3,000	105,209
Nissan Chemical Corp.	3,300	107,576
Nisshin Seifun Group, Inc.	6,000	69,551
Nissui Corp.	15,400	89,909
Nitori Holdings Co. Ltd.(2)	1,300	110,093
NOF Corp.(2)	6,500	129,382
Nomura Real Estate Master Fund, Inc.	135	142,180
Nomura Research Institute Ltd.	4,000	158,282
NTT UD REIT Investment Corp.	62	53,410
Security	Shares	Value
Japan (continued)
NTT, Inc.	372,400	$ 376,072
Obayashi Corp.	3,900	57,429
Obic Co. Ltd.	4,500	160,212
Odakyu Electric Railway Co. Ltd.(2)	5,100	54,962
Oji Holdings Corp.	28,500	138,905
Olympus Corp.	18,300	218,631
Omron Corp.(2)	3,100	79,902
Ono Pharmaceutical Co. Ltd.(2)	12,100	135,312
Oracle Corp.	700	75,701
Oriental Land Co. Ltd.(2)	7,300	150,311
ORIX Corp.	10,800	242,601
Orix JREIT, Inc.	134	175,169
Osaka Gas Co. Ltd.	15,200	384,580
Otsuka Corp.	6,400	121,262
Otsuka Holdings Co. Ltd.	6,600	314,224
Pan Pacific International Holdings Corp.	4,600	153,899
Panasonic Holdings Corp.	8,800	83,242
Resona Holdings, Inc.	25,700	233,973
Ricoh Co. Ltd.(2)	12,100	106,099
Rinnai Corp.	5,100	125,878
Ryohin Keikaku Co. Ltd.	1,900	88,954
Sanrio Co. Ltd.	1,800	73,858
Santen Pharmaceutical Co. Ltd.	15,200	167,943
Sanwa Holdings Corp.	1,500	40,923
Sapporo Holdings Ltd.	2,200	101,799
Sawai Group Holdings Co. Ltd.(2)	10,200	130,932
SCSK Corp.	3,500	108,902
Secom Co. Ltd.	2,000	71,826
Seiko Epson Corp.	6,500	82,474
Sekisui Chemical Co. Ltd.	4,100	71,115
Sekisui House Ltd.(2)	8,600	180,401
Sekisui House Reit, Inc.	160	83,119
Seven & i Holdings Co. Ltd.	29,600	390,223
Seven Bank Ltd.	51,800	93,043
SG Holdings Co. Ltd.(2)	6,800	75,442
Shimadzu Corp.	4,900	108,470
Shimano, Inc.(2)	600	65,638
Shimizu Corp.	7,600	84,192
Shionogi & Co. Ltd.	11,100	185,640
Shizuoka Financial Group, Inc.	14,100	166,777
SMC Corp.	400	139,189
SoftBank Corp.	411,300	594,261
Sompo Holdings, Inc.	8,000	235,896
Sony Group Corp.	24,000	577,279
Square Enix Holdings Co. Ltd.	4,300	290,706
Subaru Corp.	5,200	95,658

7
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Sugi Holdings Co. Ltd.(2)	3,900	$ 94,384
Sumitomo Bakelite Co. Ltd.	2,900	84,097
Sumitomo Chemical Co. Ltd.	42,200	105,546
Sumitomo Corp.	6,000	153,359
Sumitomo Electric Industries Ltd.	4,300	106,703
Sumitomo Mitsui Trust Group, Inc.	7,800	204,475
Sundrug Co. Ltd.	3,000	88,917
Suntory Beverage & Food Ltd.	3,600	108,705
Suzuken Co. Ltd.	2,600	98,273
Sysmex Corp.	9,600	155,960
T&D Holdings, Inc.	8,200	200,233
Taisei Corp.	1,300	77,732
Takara Holdings, Inc.(2)	7,100	59,769
Takeda Pharmaceutical Co. Ltd.	18,600	510,938
Teijin Ltd.(2)	12,200	103,696
TIS, Inc.	4,600	146,749
Tobu Railway Co. Ltd.	3,200	54,470
Toho Co. Ltd.(2)	4,300	271,301
Toho Gas Co. Ltd.(2)	6,100	170,338
Toho Holdings Co. Ltd.(2)	3,000	101,242
Tokyo Gas Co. Ltd.	13,800	462,143
Tokyu Corp.	5,500	61,912
TOPPAN Holdings, Inc.	2,400	64,676
Toray Industries, Inc.	26,900	183,992
Tosoh Corp.	11,400	171,621
Toyo Seikan Group Holdings Ltd.	5,000	103,554
Toyota Industries Corp.	700	74,853
Toyota Motor Corp.	46,700	830,681
Toyota Tsusho Corp.	2,800	64,171
Trend Micro, Inc.	1,900	115,859
Tsumura & Co.	4,300	106,072
Tsuruha Holdings, Inc.(2)	1,300	95,686
UBE Corp.(2)	4,500	68,885
Unicharm Corp.	20,000	138,343
USS Co. Ltd.	16,200	176,076
Welcia Holdings Co. Ltd.	4,400	73,831
West Japan Railway Co.	4,900	107,282
Yakult Honsha Co. Ltd.(2)	7,100	114,221
Yamaguchi Financial Group, Inc.	11,400	129,034
Yamaha Motor Co. Ltd.	13,500	97,643
Yamato Holdings Co. Ltd.	6,600	95,431
Yamato Kogyo Co. Ltd.	2,200	123,450
Yamazaki Baking Co. Ltd.	4,000	85,449
Yaoko Co. Ltd.	1,600	103,548
Zeon Corp.	13,600	144,344
		$ 38,074,403
Security	Shares	Value
Netherlands — 4.4%
Argenx SE(1)	731	$ 490,961
ASM International NV	207	100,200
ASML Holding NV	1,875	1,299,512
ASR Nederland NV	4,173	277,187
DSM-Firmenich AG	5,478	526,323
Euronext NV(4)	1,900	306,259
IMCD NV	2,795	306,362
ING Groep NV	31,600	736,452
JDE Peet's NV	16,605	492,422
Koninklijke Ahold Delhaize NV	25,312	999,733
Koninklijke KPN NV(2)	122,594	547,688
Koninklijke Philips NV	56,112	1,465,383
NN Group NV	4,872	328,059
NSI NV	4,268	104,791
OCI NV(1)	37,873	315,460
Pharvaris NV(1)	10,100	200,788
Prosus NV	31,009	1,771,412
SBM Offshore NV	18,817	490,733
TKH Group NV(2)	5,085	209,162
Universal Music Group NV(2)	29,621	852,104
Wereldhave NV	7,250	148,395
Wolters Kluwer NV	5,288	823,653
		$ 12,793,039
New Zealand — 1.1%
a2 Milk Co. Ltd.(2)	76,905	$ 398,119
Air New Zealand Ltd.	82,877	28,297
Auckland International Airport Ltd.	74,435	330,227
Channel Infrastructure NZ Ltd.(2)	33,547	41,678
Contact Energy Ltd.	37,705	202,075
Fisher & Paykel Healthcare Corp. Ltd.	13,537	293,311
Goodman Property Trust	152,429	180,376
Infratil Ltd.	55,362	378,017
Mercury NZ Ltd.	53,600	195,307
Ryman Healthcare Ltd.(1)(2)	43,300	63,648
SkyCity Entertainment Group Ltd.(1)	128,539	77,204
Spark New Zealand Ltd.	269,606	385,502
Summerset Group Holdings Ltd.(2)	7,000	47,133
Vulcan Steel Ltd.	20,400	78,723
Xero Ltd.(1)	3,430	395,001
		$ 3,094,618
Norway — 2.2%
Atea ASA	14,300	$ 197,087
Austevoll Seafood ASA	8,518	78,383
Bluenord ASA	500	23,872

8
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Norway (continued)
Bonheur ASA	1,383	$ 31,984
DHT Holdings, Inc.	3,000	33,270
DNB Bank ASA	19,054	482,061
Elmera Group ASA(4)	22,088	72,690
Entra ASA(1)(4)	11,383	139,779
Equinor ASA	20,322	522,023
Europris ASA(4)	28,457	266,564
Frontline PLC	3,500	64,450
Gjensidige Forsikring ASA	5,644	148,458
Golden Ocean Group Ltd.	6,977	57,575
Grieg Seafood ASA(1)	6,575	43,759
Hoegh Autoliners ASA	7,528	75,650
Kitron ASA	34,317	208,722
Kongsberg Gruppen ASA	12,195	364,425
Leroy Seafood Group ASA	13,317	60,580
LINK Mobility Group Holding ASA(1)	41,783	133,310
Mowi ASA	15,047	280,288
MPC Container Ships ASA	46,200	84,952
Norbit ASA	7,904	157,071
Norconsult Norge AS	14,300	59,945
Norsk Hydro ASA	67,340	399,124
Opera Ltd. ADR	7,000	115,990
Orkla ASA	29,445	309,644
Pexip Holding ASA	8,717	54,091
PhotoCure ASA(1)	6,070	38,106
Rana Gruber ASA	7,300	50,677
Scatec ASA(1)(4)	15,637	155,147
SFL Corp. Ltd.(2)	5,400	49,572
SpareBank 1 SMN	3,200	59,460
Stolt-Nielsen Ltd.	2,502	73,214
Storebrand ASA	9,219	130,912
Telenor ASA	55,149	846,035
Var Energi ASA	30,986	106,138
Wallenius Wilhelmsen ASA	6,886	61,603
Wilh Wilhelmsen Holding ASA, Class A	794	36,640
Yara International ASA	9,914	366,492
		$ 6,439,743
Portugal — 1.1%
Banco Comercial Portugues SA, Class R	768,262	$ 630,854
CTT-Correios de Portugal SA	37,700	317,715
EDP SA	109,436	473,022
Galp Energia SGPS SA	26,866	513,012
Jeronimo Martins SGPS SA	17,221	419,808
Navigator Co. SA(2)	101,325	357,866
NOS SGPS SA	51,948	214,136
Security	Shares	Value
Portugal (continued)
REN - Redes Energeticas Nacionais SGPS SA	18,200	$ 61,762
Semapa-Sociedade de Investimento e Gestao	6,800	133,108
Sonae SGPS SA	59,000	85,132
		$ 3,206,415
Singapore — 4.2%
AIMS APAC REIT	64,500	$ 68,947
Aztech Global Ltd.(3)	64,200	32,793
BW LPG Ltd.(4)	9,191	122,182
CapitaLand Ascendas REIT	132,100	282,843
CapitaLand Ascott Trust(2)	241,325	166,112
CapitaLand China Trust(2)	114,000	66,571
ComfortDelGro Corp. Ltd.	222,300	261,342
Digital Core REIT Management Pte. Ltd.	91,100	47,643
ESR-REIT	44,080	93,349
Far East Hospitality Trust	123,700	57,048
First Resources Ltd.	99,500	116,088
Frasers Centrepoint Trust	95,900	163,538
Frasers Logistics & Commercial Trust(2)(3)	256,500	173,230
Genting Singapore Ltd.	817,500	461,138
Golden Agri-Resources Ltd.	821,200	160,753
Hutchison Port Holdings Trust	804,200	160,308
Jardine Cycle & Carriage Ltd.(2)	6,900	139,724
Keppel DC REIT	98,300	178,888
Keppel Infrastructure Trust	614,300	207,718
Keppel Ltd.	54,000	350,829
Keppel REIT	183,800	134,148
Mapletree Industrial Trust	111,310	173,521
Mapletree Logistics Trust(2)	228,600	203,286
Netlink NBN Trust(3)	800,300	551,346
Oversea-Chinese Banking Corp. Ltd.	87,900	1,139,110
Parkway Life Real Estate Investment Trust	33,400	103,462
Raffles Medical Group Ltd.	135,800	103,236
SATS Ltd.	93,600	228,388
Sea Ltd. ADR(1)	1,473	230,746
Sembcorp Industries Ltd.	108,500	645,151
Sheng Siong Group Ltd.	133,000	214,700
Singapore Airlines Ltd.(2)	60,600	316,524
Singapore Exchange Ltd.	28,600	350,682
Singapore Post Ltd.(2)	369,600	138,862
Singapore Technologies Engineering Ltd.	71,900	483,691
Singapore Telecommunications Ltd.	373,100	1,111,893
Starhill Global REIT	157,600	65,378
StarHub Ltd.	150,600	142,666
Suntec Real Estate Investment Trust	154,500	137,513
United Overseas Bank Ltd.	37,800	1,050,188

9
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
Venture Corp. Ltd.	63,900	$ 633,839
Wilmar International Ltd.	336,000	760,488
		$ 12,229,862
Spain — 4.5%
ACS Actividades de Construccion y Servicios SA	8,386	$ 578,758
Aena SME SA(4)	26,210	705,786
Almirall SA	12,548	151,042
Amadeus IT Group SA	3,336	267,860
Atresmedia Corp. de Medios de Comunicacion SA(2)	9,100	51,426
Banco Bilbao Vizcaya Argentaria SA	48,709	812,381
Banco de Sabadell SA	67,706	249,896
Bankinter SA	18,508	264,187
CaixaBank SA	50,566	475,740
Construcciones y Auxiliar de Ferrocarriles SA	5,068	306,899
Ebro Foods SA(2)	3,700	72,234
Enagas SA	6,200	92,860
Ence Energia y Celulosa SA(2)	32,310	101,674
Ercros SA(1)	15,100	53,634
Faes Farma SA	28,635	141,844
Grifols SA(1)(2)	28,952	431,389
Iberdrola SA	76,112	1,337,783
Indra Sistemas SA	8,100	335,534
Industria de Diseno Textil SA	26,679	1,274,377
Laboratorios Farmaceuticos Rovi SA	2,648	163,453
Logista Integral SA	7,021	222,218
Mapfre SA	54,317	221,210
Merlin Properties Socimi SA	47,151	652,855
Naturgy Energy Group SA(2)	4,100	128,588
Redeia Corp. SA	7,578	146,907
Repsol SA	91,466	1,386,785
Telefonica SA(2)	312,302	1,611,726
Unicaja Banco SA(4)	47,924	125,915
Vidrala SA	2,922	314,543
Viscofan SA(2)	4,683	320,447
		$ 12,999,951
Sweden — 4.2%
AcadeMedia AB(4)	9,059	$ 82,951
Addnode Group AB(2)	10,600	121,279
Alfa Laval AB	2,550	110,791
Alleima AB	17,400	122,965
Arjo AB, Class B	29,560	103,010
Asmodee Group AB, Class B(1)	8,207	103,356
Assa Abloy AB, Class B	5,910	195,563
Atrium Ljungberg AB, Class B(2)	25,000	80,859
Security	Shares	Value
Sweden (continued)
Attendo AB(4)	22,440	$ 156,797
Betsson AB, Class B	7,176	121,507
Bilia AB, Class A	4,231	49,711
Billerud Aktiebolag	13,640	115,813
BioArctic AB(1)(2)(4)	4,804	105,182
BioGaia AB, Class B	9,303	93,084
Boliden AB(1)	14,931	457,026
Castellum AB(2)	22,333	254,229
Catena AB	3,278	148,081
Cibus Nordic Real Estate AB(2)	5,400	95,677
Clas Ohlson AB, Class B	2,920	101,600
Dios Fastigheter AB	10,737	70,540
Dynavox Group AB(1)	16,800	217,163
Epiroc AB, Class A(2)	5,326	108,401
Essity AB, Class B	47,814	1,178,974
Evolution AB(4)	6,163	548,267
Fabege AB(2)	17,418	145,882
Getinge AB, Class B	13,792	272,230
H & M Hennes & Mauritz AB, Class B(2)	17,796	239,741
HMS Networks AB(1)(2)	2,600	109,251
Holmen AB, Class B(2)	5,087	189,067
Hufvudstaden AB, Class A(2)	10,578	128,000
Industrivarden AB, Class A	3,900	144,292
Industrivarden AB, Class C(2)	4,000	147,719
Investment AB Latour, Class B(2)	1,900	48,505
Investor AB, Class A	9,316	270,272
Lifco AB, Class B	1,854	66,042
Loomis AB	1,300	51,401
Medicover AB, Class B(2)	5,000	140,068
Millicom International Cellular SA	1,400	56,210
Modern Times Group MTG AB, Class B(1)	5,100	52,431
New Wave Group AB, Class B	6,073	72,730
NP3 Fastigheter AB(2)	3,582	94,739
Pandox AB(2)	7,833	139,414
Saab AB, Class B	3,529	191,956
Sagax AB, Class D(2)	26,248	88,941
Scandic Hotels Group AB(4)	10,354	85,859
Securitas AB, Class B	6,891	102,272
Skandinaviska Enskilda Banken AB, Class A	18,600	325,361
Skanska AB, Class B	3,000	69,980
SKF AB, Class B	2,833	65,988
SkiStar AB(2)	8,320	131,252
Spotify Technology SA(1)	1,718	1,076,396
Svenska Cellulosa AB SCA, Class B(2)	30,266	379,570
Svenska Handelsbanken AB, Class A	19,865	242,043
Sweco AB, Class B	2,900	45,746

10
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Swedbank AB, Class A	11,430	$ 304,358
SwedenCare AB(2)	13,100	50,716
Swedish Orphan Biovitrum AB(1)(2)	11,525	316,897
Tele2 AB, Class B	7,870	121,632
Telefonaktiebolaget LM Ericsson, Class B	66,330	481,793
Telia Co. AB(2)	33,126	116,991
Trelleborg AB, Class B	2,918	106,025
Truecaller AB, Class B(2)	18,400	91,913
Vimian Group AB(1)(2)	21,300	72,246
Vitec Software Group AB, Class B(2)	2,300	89,165
Volvo AB, Class A	2,100	60,207
Volvo AB, Class B	7,718	221,659
Wihlborgs Fastigheter AB	16,508	162,225
Xvivo Perfusion AB(1)(2)	3,287	67,001
		$ 12,179,012
Switzerland — 8.1%
Accelleron Industries AG	2,759	$ 251,295
Adecco Group AG	5,221	164,400
ALSO Holding AG	744	224,710
Baloise Holding AG	1,305	312,763
Banque Cantonale Vaudoise(2)	2,024	234,226
Belimo Holding AG	229	266,494
BKW AG	1,164	259,889
Bossard Holding AG, Class A(2)	361	76,509
Bucher Industries AG	260	122,785
Cembra Money Bank AG	395	44,331
Cie Financiere Richemont SA, Class A	16,065	2,623,032
Clariant AG	9,105	93,444
Daetwyler Holding AG	546	97,239
DKSH Holding AG	1,808	125,024
dormakaba Holding AG	131	126,457
EFG International AG	8,432	167,128
EMS-Chemie Holding AG(2)	213	167,586
Flughafen Zurich AG	667	187,985
Forbo Holding AG(2)	107	101,491
Galenica AG(4)	2,555	271,161
Geberit AG	575	440,507
Georg Fischer AG(2)	1,994	155,988
Givaudan SA	252	1,053,447
Helvetia Holding AG	517	124,329
Holcim AG	16,731	1,334,296
Huber & Suhner AG	681	90,931
Interroll Holding AG(2)	37	104,191
Intershop Holding AG	936	173,265
Kardex Holding AG	296	113,980
Security	Shares	Value
Switzerland (continued)
Kuehne & Nagel International AG	1,045	$ 213,053
Landis & Gyr Group AG(2)	3,077	251,250
Logitech International SA	9,944	922,076
Mobilezone Holding AG(2)	9,223	128,654
Nestle SA	33,725	2,946,791
Novartis AG	11,872	1,352,067
PSP Swiss Property AG	2,940	498,813
Roche Holding AG	827	274,841
Roche Holding AG Genussscheine	4,808	1,500,447
Schindler Holding AG	493	172,909
Schindler Holding AG PC	551	199,261
SFS Group AG	414	53,500
SGS SA	2,771	281,571
SIG Group AG(2)	7,938	128,427
Softwareone Holding AG(2)	28,254	230,593
St. Galler Kantonalbank AG	92	56,135
Stadler Rail AG	3,258	86,098
Swatch Group AG(2)	5,596	203,825
Swatch Group AG, Bearer Shares(2)	1,379	243,886
Swiss Life Holding AG	435	450,572
Swiss Prime Site AG(2)	5,219	721,833
Swiss Re AG	3,637	651,028
Swisscom AG	1,623	1,127,716
Valiant Holding AG	1,485	233,736
Vontobel Holding AG	1,045	76,195
Zurich Insurance Group AG	1,494	1,019,067
		$ 23,533,227
United Kingdom — 8.7%
Admiral Group PLC	3,900	$ 175,798
Assura PLC	183,494	120,832
AstraZeneca PLC	10,334	1,507,644
Auto Trader Group PLC(4)	47,169	520,736
Aviva PLC	53,483	456,959
B&M European Value Retail SA	25,444	75,209
Babcock International Group PLC	15,200	208,397
BAE Systems PLC	14,567	347,578
Balfour Beatty PLC	22,500	160,796
Berkeley Group Holdings PLC	2,382	114,555
Big Yellow Group PLC	12,297	151,617
Breedon Group PLC	33,909	161,646
British American Tobacco PLC	15,293	819,358
British Land Co. PLC	45,700	210,034
BT Group PLC	208,137	568,430
Bunzl PLC	3,200	94,968
Bytes Technology Group PLC	16,300	78,649

11
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Coats Group PLC	117,399	$ 114,506
Compass Group PLC	21,163	743,656
Computacenter PLC	8,700	262,942
Croda International PLC	5,000	172,088
Custodian Property Income REIT PLC	31,500	32,863
Deliveroo PLC(1)(4)	60,900	142,348
Dunelm Group PLC	8,100	129,935
Elementis PLC	77,300	176,882
Empiric Student Property PLC	34,400	43,717
Endeavour Mining PLC	9,200	279,081
Frasers Group PLC(1)	11,900	107,743
GB Group PLC	20,500	63,158
Grafton Group PLC CDI	10,950	128,371
Great Portland Estates PLC	23,683	105,957
Greggs PLC	4,300	89,416
GSK PLC	31,400	577,571
Haleon PLC	46,925	220,110
Halma PLC	8,059	344,832
Hill & Smith PLC	6,500	174,946
Hiscox Ltd.	11,000	187,278
HSBC Holdings PLC	68,284	831,902
IG Group Holdings PLC	4,300	64,030
Intertek Group PLC	2,600	169,052
ITV PLC	333,397	361,633
Johnson Matthey PLC	9,541	222,313
Land Securities Group PLC	24,654	187,492
Lloyds Banking Group PLC	211,400	216,780
London Stock Exchange Group PLC	1,613	196,617
LondonMetric Property PLC	97,220	244,670
Man Group PLC	17,600	38,223
Manchester United PLC, Class A(1)(2)	13,718	241,300
National Grid PLC	89,065	1,251,548
NCC Group PLC(2)	72,058	142,950
NewRiver REIT PLC	32,700	30,620
Next PLC	1,900	308,410
Pearson PLC	13,114	185,444
Picton Property Income Ltd.	37,100	38,442
Primary Health Properties PLC(2)	125,322	158,726
PRS REIT PLC	65,035	90,693
Reckitt Benckiser Group PLC	7,700	577,082
RELX PLC	9,980	518,572
Rentokil Initial PLC	29,900	149,154
Rio Tinto PLC	15,279	910,008
Rolls-Royce Holdings PLC	43,500	617,394
Safestore Holdings PLC	17,049	151,180
Sage Group PLC	42,700	685,619
Security	Shares	Value
United Kingdom (continued)
Schroder Real Estate Investment Trust Ltd.	49,100	$ 33,815
Serco Group PLC	24,700	68,060
Severn Trent PLC	5,700	199,884
Shell PLC	68,262	2,452,865
Sirius Real Estate Ltd.(2)	85,974	118,028
Smiths Group PLC	4,900	151,783
Spectris PLC	6,900	362,317
Spirent Communications PLC	80,123	206,015
SSE PLC	22,300	546,623
Supermarket Income REIT PLC(2)	126,700	133,365
Target Healthcare REIT PLC	32,600	42,714
TP ICAP Group PLC	13,700	55,304
Unilever PLC	16,821	975,962
UNITE Group PLC	14,287	140,861
United Utilities Group PLC	17,549	261,969
Victrex PLC	12,500	113,163
Vodafone Group PLC	723,712	784,646
Warehouse REIT PLC(3)	29,400	44,308
Whitbread PLC	3,720	149,435
		$ 25,301,577
Total Common Stocks (identified cost $219,552,823)		$288,090,732

Warrants — 0.0%
Security	Shares	Value
Italy — 0.0%
Webuild SpA, Exp. 8/2/30(1)(2)(5)	14,207	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.6%
Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(6)	1,456,423	$ 1,456,423
Total Affiliated Fund (identified cost $1,456,423)		$ 1,456,423

12
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.32%(7)	3,201,555	$ 3,201,555
Total Securities Lending Collateral (identified cost $3,201,555)		$ 3,201,555
Total Short-Term Investments (identified cost $4,657,978)		$ 4,657,978

Total Investments — 100.7% (identified cost $224,210,801)	$292,748,710
Other Assets, Less Liabilities — (0.7)%	$ (2,106,401)
Net Assets — 100.0%	$290,642,309
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2025. The aggregate market value of securities on loan at July 31, 2025 was $24,232,547.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $1,489,759 or 0.5% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $8,322,487 or 2.9% of the Fund's net assets.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of July 31, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	13.3%	$36,179,392
Industrials	11.1	34,768,971
Consumer Discretionary	9.9	29,578,403
Health Care	9.8	27,566,842
Consumer Staples	8.7	27,148,948
Communication Services	9.3	26,887,106
Materials	8.4	24,872,753
Information Technology	8.1	23,426,200
Real Estate	7.8	21,765,466
Utilities	7.7	20,850,288
Energy	5.0	15,046,363
Short-Term Investments	1.6	4,657,978
Total Investments	100.7%	$292,748,710
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

13
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Statement of Assets and Liabilities (Unaudited)

July 31, 2025
Assets
Unaffiliated investments, at value (identified cost $222,754,378) — including $24,232,547 of securities on loan	$291,292,287
Affiliated investments, at value (identified cost $1,456,423)	1,456,423
Foreign currency, at value (identified cost $327,956)	322,997
Dividends receivable	298,687
Dividends receivable from affiliated investments	2,900
Receivable for investments sold	90,300
Receivable for Fund shares sold	196,157
Securities lending income receivable	9,435
Tax reclaims receivable	1,977,263
Trustees' deferred compensation plan	33,208
Total assets	$295,679,657
Liabilities
Collateral for securities loaned	$3,201,555
Payable for Fund shares redeemed	1,408,969
Due to custodian	90,300
Payable to affiliates:
Investment adviser and administration fee	103,396
Distribution and service fees	8,159
Sub-transfer agency fee	4,226
Trustees' deferred compensation plan	33,208
Other	39,714
Accrued foreign capital gains taxes	8,116
Accrued expenses	139,705
Total liabilities	$5,037,348
Net Assets	$290,642,309
Sources of Net Assets
Paid-in capital	$208,314,735
Distributable earnings	82,327,574
Net Assets	$290,642,309
Class A Shares
Net Assets	$30,067,472
Shares Outstanding	1,849,414
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.26
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$17.16
Class I Shares
Net Assets	$137,781,832
Shares Outstanding	8,435,906
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.33
Class R Shares
Net Assets	$3,553,070
Shares Outstanding	220,815
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.09
14
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

July 31, 2025
Class R6 Shares
Net Assets	$119,239,935
Shares Outstanding	7,324,643
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.28
On sales of $50,000 or more, the offering price of Class A shares is reduced.
15
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $812,926)	$6,612,976
Dividend income from affiliated investments	21,168
Securities lending income, net	71,606
Other income	4,532
Total investment income	$6,710,282
Expenses
Investment adviser and administration fee	$570,691
Distribution and service fees:
Class A	36,109
Class R	8,624
Trustees’ fees and expenses	10,131
Custodian fee	106,429
Transfer and dividend disbursing agent fees	45,717
Legal and accounting services	22,620
Printing and postage	847
Registration fees	32,842
Miscellaneous	38,329
Total expenses	$872,339
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$118,681
Total expense reductions	$118,681
Net expenses	$753,658
Net investment income	$5,956,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$8,378,004
Foreign currency transactions	63,726
Net realized gain	$8,441,730
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $8,116)	$24,049,251
Foreign currency	169,783
Net change in unrealized appreciation (depreciation)	$24,219,034
Net realized and unrealized gain	$32,660,764
Net increase in net assets from operations	$38,617,388
16
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Statements of Changes in Net Assets

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,956,624	$10,749,733
Net realized gain	8,441,730	24,752,901
Net change in unrealized appreciation (depreciation)	24,219,034	(9,402,622)
Net increase in net assets from operations	$38,617,388	$26,100,012
Distributions to shareholders:
Class A	$—	$(1,351,583)
Class I	—	(6,388,209)
Class R	—	(139,511)
Class R6	—	(5,447,262)
Total distributions to shareholders	$—	$(13,326,565)
Transactions in shares of beneficial interest:
Class A	$(2,457,673)	$(8,081,614)
Class I	(1,843,341)	(96,714,940)
Class R	(105,603)	(419,160)
Class R6	(9,228,720)	(30,830,508)
Net decrease in net assets from Fund share transactions	$(13,635,337)	$(136,046,222)
Net increase (decrease) in net assets	$24,982,051	$(123,272,775)
Net Assets
At beginning of period	$265,660,258	$388,933,033
At end of period	$290,642,309	$265,660,258
17
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Financial Highlights

	Class A
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.19	$13.92	$13.60	$14.97	$14.89	$13.67
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.44	$0.40	$0.35	$0.38	$0.25
Net realized and unrealized gain (loss)	1.77	0.50	0.34	(1.22)	0.40	1.17
Total income (loss) from operations	$2.07	$0.94	$0.74	$(0.87)	$0.78	$1.42
Less Distributions
From net investment income	$—	$(0.46)	$(0.42)	$(0.30)	$(0.42)	$(0.19)
From net realized gain	—	(0.21)	—	(0.20)	(0.28)	(0.01)
Total distributions	$—	$(0.67)	$(0.42)	$(0.50)	$(0.70)	$(0.20)
Net asset value — End of period	$16.26	$14.19	$13.92	$13.60	$14.97	$14.89
Total Return(2)	14.59%(3)	6.98%	5.44%	(5.51)%	5.18%	10.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,067	$28,628	$35,704	$56,337	$99,423	$113,340
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.84%(5)(6)	0.88%(6)	0.83%(6)	0.83%(6)	0.79%	0.82%
Net expenses	0.76%(5)(6)(7)	0.78%(6)(7)	0.76%(6)(7)	0.76%(6)(7)	0.75%	0.75%
Net investment income	3.93%(5)	3.01%	2.93%	2.64%	2.36%	1.90%
Portfolio Turnover	23%(3)	19%	34%	14%	22%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of less than 0.01%, 0.03%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023).
18
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.24	$13.97	$13.66	$15.06	$14.98	$13.74
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.49	$0.42	$0.38	$0.41	$0.28
Net realized and unrealized gain (loss)	1.76	0.49	0.36	(1.23)	0.42	1.20
Total income (loss) from operations	$2.09	$0.98	$0.78	$(0.85)	$0.83	$1.48
Less Distributions
From net investment income	$—	$(0.50)	$(0.47)	$(0.35)	$(0.47)	$(0.23)
From net realized gain	—	(0.21)	—	(0.20)	(0.28)	(0.01)
Total distributions	$—	$(0.71)	$(0.47)	$(0.55)	$(0.75)	$(0.24)
Net asset value — End of period	$16.33	$14.24	$13.97	$13.66	$15.06	$14.98
Total Return(2)	14.68%(3)	7.26%	5.67%	(5.30)%	5.45%	10.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$137,782	$120,855	$209,952	$281,658	$417,559	$400,149
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.59%(5)(6)	0.63%(6)	0.58%(6)	0.58%(6)	0.54%	0.57%
Net expenses	0.51%(5)(6)(7)	0.53%(6)(7)	0.51%(6)(7)	0.51%(6)(7)	0.50%	0.50%
Net investment income	4.25%(5)	3.35%	3.07%	2.84%	2.57%	2.11%
Portfolio Turnover	23%(3)	19%	34%	14%	22%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of less than 0.01%, 0.03%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023).
19
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Financial Highlights — continued

	Class R
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.06	$13.79	$13.45	$14.83	$14.79	$13.59
Income (Loss) From Operations
Net investment incme(1)	$0.28	$0.39	$0.39	$0.30	$0.29	$0.20
Net realized and unrealized gain (loss)	1.75	0.51	0.29	(1.20)	0.45	1.18
Total income (loss) from operations	$2.03	$0.90	$0.68	$(0.90)	$0.74	$1.38
Less Distributions
From net investment income	$—	$(0.42)	$(0.34)	$(0.28)	$(0.42)	$(0.17)
From net realized gain	—	(0.21)	—	(0.20)	(0.28)	(0.01)
Total distributions	$—	$(0.63)	$(0.34)	$(0.48)	$(0.70)	$(0.18)
Net asset value — End of period	$16.09	$14.06	$13.79	$13.45	$14.83	$14.79
Total Return(2)	14.44%(3)	6.75%	5.06%	(5.77)%	4.93%	10.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,553	$3,200	$3,517	$7,248	$9,157	$5,082
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.09%(5)(6)	1.13%(6)	1.08%(6)	1.08%(6)	1.04%	1.07%
Net expenses	1.01%(5)(6)(7)	1.03%(6)(7)	1.01%(6)(7)	1.01%(6)(7)	1.00%	1.00%
Net investment income	3.69%(5)	2.71%	2.86%	2.31%	1.83%	1.55%
Portfolio Turnover	23%(3)	19%	34%	14%	22%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of less than 0.01%, 0.03%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023).
20
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.19	$13.93	$13.63	$15.04	$14.96	$13.73
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.48	$0.40	$0.37	$0.42	$0.27
Net realized and unrealized gain (loss)	1.77	0.50	0.38	(1.22)	0.42	1.20
Total income (loss) from operations	$2.09	$0.98	$0.78	$(0.85)	$0.84	$1.47
Less Distributions
From net investment income	$—	$(0.51)	$(0.48)	$(0.36)	$(0.48)	$(0.23)
From net realized gain	—	(0.21)	—	(0.20)	(0.28)	(0.01)
Total distributions	$—	$(0.72)	$(0.48)	$(0.56)	$(0.76)	$(0.24)
Net asset value — End of period	$16.28	$14.19	$13.93	$13.63	$15.04	$14.96
Total Return(2)	14.73%(3)	7.31%	5.70%	(5.29)%	5.51%	10.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$119,240	$112,978	$139,761	$126,703	$136,299	$150,071
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.56%(5)(6)	0.60%(6)	0.55%(6)	0.55%(6)	0.51%	0.54%
Net expenses	0.48%(5)(6)(7)	0.50%(6)(7)	0.48%(6)(7)	0.48%(6)(7)	0.47%	0.47%
Net investment income	4.16%(5)	3.32%	2.92%	2.78%	2.61%	2.07%
Portfolio Turnover	23%(3)	19%	34%	14%	22%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of less than 0.01%, 0.03%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023).
21
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on January 15, 2020, and only for such shareholders’ accounts established prior to such date. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the
22

Parametric
International Equity Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of July 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to July 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
23

Parametric
International Equity Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$228,521,788
Gross unrealized appreciation	$78,481,953
Gross unrealized depreciation	(14,255,031)
Net unrealized appreciation	$64,226,922
3  Investment Adviser and Administration Fees and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended July 31, 2025, the investment adviser and administration fee amounted to $570,691 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2025, the investment adviser and administration fee paid was reduced by $661 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Class A, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after June 1, 2026. Pursuant to this agreement, EVM and Parametric were allocated $118,020 in total of the Fund’s operating expenses for the six months ended July 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2025, EVM earned $6,636 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $782 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2025. EVD also received distribution and service fees from Class A and Class R shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2025 amounted to $36,109 for Class A shares.
24

Parametric
International Equity Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended July 31, 2025, the Fund paid or accrued to EVD $4,312 for Class R shares.
Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2025 amounted to $4,312 for Class R shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2025, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $65,460,790 and $75,053,351, respectively, for the six months ended July 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	133,630	$ 2,102,138	241,515	$ 3,529,724
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	99,369	1,346,452
Redemptions	(301,304)	(4,559,811)	(889,262)	(12,957,790)
Net decrease	(167,674)	$(2,457,673)	(548,378)	$ (8,081,614)
Class I
Sales	2,265,367	$34,109,128	2,223,127	$ 31,996,304
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	452,174	6,145,040
Redemptions	(2,316,521)	(35,952,469)	(9,221,716)	(134,856,284)
Net decrease	(51,154)	$(1,843,341)	(6,546,415)	$(96,714,940)
Class R
Sales	16,068	$ 252,328	34,636	$ 498,987
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	10,387	139,501
Redemptions	(22,776)	(357,931)	(72,456)	(1,057,648)
Net decrease	(6,708)	$ (105,603)	(27,433)	$ (419,160)
25

Parametric
International Equity Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class R6
Sales	865,535	$13,848,814	3,889,928	$ 56,826,789
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	402,309	5,447,262
Redemptions	(1,501,968)	(23,077,534)	(6,362,620)	(93,104,559)
Net decrease	(636,433)	$(9,228,720)	(2,070,383)	$(30,830,508)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2025.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At July 31, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $24,232,547 and $26,674,605, respectively. Collateral received was comprised of cash of $3,201,555 and U.S. government and/or agencies securities of $23,473,050. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,201,142	$ —	$ —	$ —	$3,201,142
Warrants	413	—	—	—	413
Total	$3,201,555	$ —	$ —	$ —	$3,201,555
26

Parametric
International Equity Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at July 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2025.
10  Affiliated Investments
At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,456,423, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$159,236	$41,111,920	$(39,814,733)	$ —	$ —	$1,456,423	$21,168	1,456,423
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia	$ 230,746	$ 62,693,038	$0	$ 62,923,784
Australasia/Pacific	—	28,004,350	—	28,004,350
Developed Europe	3,185,443	187,969,286	0	191,154,729
Developed Middle East	835,501	5,116,158	—	5,951,659
Latin America	56,210	—	—	56,210
Total Common Stocks	$4,307,900	$283,782,832**	$0	$288,090,732
Warrants	$ —	$ —	$0	$ 0
Short-Term Investments:
Affiliated Fund	1,456,423	—	—	1,456,423
Securities Lending Collateral	3,201,555	—	—	3,201,555
Total Investments	$8,965,878	$ 283,782,832	$0	$292,748,710
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2025 is not presented.
27

Parametric
International Equity Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
28

Parametric
International Equity Fund
July 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
[1]	Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
29

Parametric
International Equity Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the
30

Parametric
International Equity Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric International Equity Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board considered information from the Adviser and the Sub-adviser regarding the reasons for the Fund’s relative underperformance, including stock selection in certain sectors within each country. In this regard, the Board determined to continue to monitor the performance of the Fund.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered
31

Parametric
International Equity Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
 The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
 Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
32

EAISX-NCSR    7.31.25

Parametric
Emerging Markets Fund
Semi-Annual Financial Statements and
Additional Information
July 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2025
Parametric
Emerging Markets Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Argentina — 1.0%
Bioceres Crop Solutions Corp.(1)(2)	2,400	$ 8,208
Central Puerto SA ADR(1)(2)	7,000	85,470
Cresud SA ADR(1)	4,131	46,019
Grupo Financiero Galicia SA ADR(1)	2,555	128,951
IRSA Inversiones y Representaciones SA ADR	4,613	68,688
Loma Negra Cia Industrial Argentina SA ADR(1)(2)	8,024	93,399
MercadoLibre, Inc.(1)	397	942,434
Pampa Energia SA ADR(1)	1,829	139,096
Telecom Argentina SA ADR(1)	6,900	63,756
Transportadora de Gas del Sur SA, Class B ADR(1)(2)	2,413	69,253
YPF SA ADR(1)(2)	9,524	319,435
		$ 1,964,709
Bahrain — 0.4%
Al Salam Bank BSC	703,095	$ 429,101
GFH Financial Group BSC	612,932	216,517
		$ 645,618
Bangladesh — 0.4%
Bangladesh Export Import Co. Ltd.(1)(3)	70,279	$ 45,483
Beximco Pharmaceuticals Ltd.	100,930	92,767
City Bank PLC	353,534	74,413
GrameenPhone Ltd.	18,840	48,149
Heidelberg Materials Bangladesh PLC	18,065	37,510
Jamuna Oil Co. Ltd.	22,841	35,446
Olympic Industries PLC	24,067	32,779
Pubali Bank PLC	175,488	43,116
Renata PLC	6,549	27,265
Square Pharmaceuticals PLC	138,209	259,367
Summit Power Ltd.	107,026	12,757
Titas Gas Transmission & Distribution Co. Ltd.	150,108	25,924
Unique Hotel & Resorts PLC	71,627	22,612
United Commercial Bank PLC(1)	741,745	65,277
		$ 822,865
Botswana — 0.6%
Botswana Insurance Holdings Ltd.	63,055	$ 106,889
First National Bank of Botswana Ltd.	256,849	100,235
Letshego Africa Holdings Ltd.(1)	648,236	50,130
Sechaba Breweries Holdings Ltd.	295,128	803,358
		$ 1,060,612
Security	Shares	Value
Brazil — 4.9%
Adecoagro SA(2)	2,632	$ 24,188
Alpargatas SA, PFC Shares	51,100	78,116
Ambev SA	142,850	317,867
Arcos Dorados Holdings, Inc., Class A	8,100	53,865
Azzas 2154 SA	10,190	64,930
B3 SA - Brasil Bolsa Balcao	26,000	58,412
Banco Bradesco SA, PFC Shares	43,292	120,068
BRF SA	20,900	74,835
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	33,600	245,420
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,660	244,878
Cia Energetica de Minas Gerais, PFC Shares	54,340	100,246
Cia Siderurgica Nacional SA	27,600	39,530
Cogna Educacao SA	409,436	201,810
Cosan SA(1)	39,700	42,043
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,700	103,780
Direcional Engenharia SA	17,400	121,157
Embraer SA ADR	9,248	532,500
Energisa SA	21,400	174,500
Eneva SA(1)	44,400	106,648
Engie Brasil Energia SA	8,250	58,830
Equatorial Energia SA	27,300	166,105
Fleury SA	31,395	80,456
Gerdau SA, PFC Shares	20,034	60,250
Hapvida Participacoes e Investimentos SA(1)(4)	33,061	195,253
Hypera SA	36,000	165,292
Itau Unibanco Holding SA, PFC Shares	33,132	208,038
Itausa SA, PFC Shares	61,470	113,619
JBS NV BDR(1)	10,112	138,852
Klabin SA, PFC Shares	114,180	75,039
Localiza Rent a Car SA	20,789	128,568
Lojas Renner SA	106,322	308,928
LWSA SA(4)	73,600	49,684
Magazine Luiza SA	27,330	34,458
Marfrig Global Foods SA	38,855	147,800
Motiva Infraestrutura de Mobilidade SA	26,700	58,697
Multiplan Empreendimentos Imobiliarios SA	30,700	138,709
Natura Cosmeticos SA(1)	41,000	66,118
NU Holdings Ltd., Class A(1)	21,500	262,730
Petroleo Brasileiro SA - Petrobras, PFC Shares	149,100	869,110
Prio SA(1)	7,000	52,742
Raia Drogasil SA	46,472	111,791
Raizen SA, PFC Shares	135,400	34,336
Rede D'Or Sao Luiz SA(4)	80,300	466,064
Rumo SA	37,219	109,938
Sendas Distribuidora SA	51,145	85,949

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Smartfit Escola de Ginastica e Danca SA	25,000	$ 92,507
StoneCo Ltd., Class A(1)	4,900	62,622
Suzano SA	10,620	98,907
Telefonica Brasil SA	48,160	270,750
TIM SA	80,499	297,728
TOTVS SA	43,070	335,434
Vale SA	66,647	636,292
Vibra Energia SA	102,100	386,735
Vivara Participacoes SA	17,400	78,990
WEG SA	31,104	206,136
YDUQS Participacoes SA	24,300	56,155
		$ 9,414,405
Bulgaria — 0.4%
CB First Investment Bank AD(1)	101,904	$ 307,870
Chimimport AD(1)	164,922	69,648
MonBat AD(1)	28,235	38,253
Sopharma AD	185,718	264,620
		$ 680,391
Chile — 2.3%
Aguas Andinas SA, Series A	483,322	$ 159,068
Banco de Chile	2,960,094	407,762
Banco de Credito e Inversiones SA	3,443	136,642
Banco Santander Chile	3,218,212	185,891
CAP SA(1)	7,626	36,303
Cencosud SA	133,252	401,423
Cia Cervecerias Unidas SA	16,853	99,672
Cia Sud Americana de Vapores SA	4,277,766	216,173
Colbun SA	624,587	92,461
Embotelladora Andina SA, Class B, PFC Shares	51,948	199,330
Empresa Nacional de Telecomunicaciones SA	24,183	79,460
Empresas CMPC SA	45,100	63,532
Empresas COPEC SA	45,024	298,074
Enel Americas SA	1,632,285	162,790
Enel Chile SA	1,903,814	121,948
Falabella SA	131,123	653,856
Parque Arauco SA	232,299	473,860
Quinenco SA	9,770	37,668
Ripley Corp. SA	156,610	66,340
Sociedad Matriz SAAM SA	1,031,318	125,123
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(1)	6,900	253,764
SONDA SA	225,936	75,260
Vina Concha y Toro SA	92,943	99,373
		$ 4,445,773
Security	Shares	Value
China — 15.9%
3SBio, Inc.(4)	98,000	$ 396,182
AAC Technologies Holdings, Inc.	27,000	136,517
Aier Eye Hospital Group Co. Ltd., Class A	24,105	42,934
Air China Ltd., Class H(1)(2)	178,000	118,585
Alibaba Group Holding Ltd. ADR	6,400	772,032
Aluminum Corp. of China Ltd., Class H	144,000	113,813
Angang Steel Co. Ltd., Class H(1)	306,400	87,603
Anhui Conch Cement Co. Ltd., Class H	54,500	157,785
ANTA Sports Products Ltd.	15,000	172,171
Baidu, Inc. ADR(1)(2)	1,632	143,404
Bank of Beijing Co. Ltd., Class A	182,760	163,835
Bank of China Ltd., Class H	321,000	185,285
Bank of Ningbo Co. Ltd., Class A	19,850	76,801
Beijing Capital International Airport Co. Ltd., Class H(1)(2)	308,000	119,581
Beijing Enterprises Holdings Ltd.	39,500	165,271
Beijing Enterprises Water Group Ltd.(2)	290,000	99,245
Beijing Originwater Technology Co. Ltd., Class A	39,363	25,274
BeOne Medicines Ltd. ADR(1)	1,900	572,147
BOE Technology Group Co. Ltd., Class A	341,100	191,287
BYD Co. Ltd., Class H(2)	22,962	335,265
BYD Electronic International Co. Ltd.(2)	29,000	120,669
Changchun High-Tech Industry Group Co. Ltd., Class A	6,200	90,680
Changjiang Securities Co. Ltd., Class A	112,200	114,665
Chengdu Xingrong Environment Co. Ltd., Class A	125,700	124,092
China Coal Energy Co. Ltd., Class H(2)	144,000	176,934
China Communications Services Corp. Ltd., Class H	118,000	68,728
China Construction Bank Corp., Class H	297,630	304,417
China Everbright Environment Group Ltd.	234,925	125,730
China Gas Holdings Ltd.	165,400	173,736
China Jinmao Holdings Group Ltd.	352,000	64,048
China Life Insurance Co. Ltd., Class H	35,000	101,101
China Longyuan Power Group Corp. Ltd., Class H	188,000	169,527
China Mengniu Dairy Co. Ltd.	58,000	120,699
China Merchants Bank Co. Ltd., Class H	18,024	116,960
China Merchants Port Holdings Co. Ltd.	42,035	82,649
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	74,674	90,213
China National Building Material Co. Ltd., Class H	166,000	98,761
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,200	79,186
China Oilfield Services Ltd., Class H	198,000	175,850
China Overseas Land & Investment Ltd.	115,160	199,169
China Petroleum & Chemical Corp., Class H	909,741	533,856
China Railway Group Ltd., Class H	281,000	141,380
China Resources Beer Holdings Co. Ltd.	34,000	113,046
China Resources Gas Group Ltd.	49,000	124,034
China Resources Land Ltd.	86,000	315,359

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Resources Medical Holdings Co. Ltd.	163,000	$ 92,200
China Resources Power Holdings Co. Ltd.	69,600	172,475
China Shenhua Energy Co. Ltd., Class H(2)	129,500	561,272
China Shineway Pharmaceutical Group Ltd.	110,000	117,167
China Southern Airlines Co. Ltd., Class H(1)	108,000	49,702
China State Construction Engineering Corp. Ltd., Class A	156,440	122,944
China Tourism Group Duty Free Corp. Ltd., Class A	6,700	60,385
China Travel International Investment Hong Kong Ltd.(2)	714,855	168,091
China Vanke Co. Ltd., Class H(1)(2)	149,577	94,904
China Yangtze Power Co. Ltd., Class A	112,600	435,969
CITIC Ltd.	142,000	213,025
CMOC Group Ltd., Class H	132,000	149,838
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	130,000	105,598
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	61,866	113,087
COSCO SHIPPING Ports Ltd.	110,000	77,029
Country Garden Holdings Co. Ltd.(1)	400,880	24,025
Country Garden Services Holdings Co. Ltd.	56,589	46,789
CSPC Pharmaceutical Group Ltd.	239,760	301,329
Daqo New Energy Corp. ADR(1)(2)	1,900	41,344
Dong-E-E-Jiao Co. Ltd., Class A	16,200	116,240
East Money Information Co. Ltd., Class A	24,751	79,648
Focus Media Information Technology Co. Ltd., Class A	196,344	204,298
Ganfeng Lithium Group Co. Ltd., Class A	14,770	73,746
GDS Holdings Ltd. ADR(1)	9,300	335,451
Gemdale Corp., Class A(1)	80,700	42,107
Great Wall Motor Co. Ltd., Class H	50,000	81,596
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	86,500	55,997
Guangdong Investment Ltd.	186,000	165,557
Haier Smart Home Co. Ltd., Class H	47,553	149,810
Han's Laser Technology Industry Group Co. Ltd., Class A	23,400	87,550
Hengan International Group Co. Ltd.	24,500	73,191
Huadian Power International Corp. Ltd., Class H	240,000	129,206
Huadong Medicine Co. Ltd., Class A	32,753	201,851
Huaneng Power International, Inc., Class H	222,000	150,699
Huayu Automotive Systems Co. Ltd., Class A	53,308	129,971
Hubei Energy Group Co. Ltd., Class A	94,014	59,699
Hundsun Technologies, Inc., Class A	31,491	157,712
Iflytek Co. Ltd., Class A	34,550	233,653
Industrial & Commercial Bank of China Ltd., Class H	291,000	222,971
Industrial Bank Co. Ltd., Class A	25,302	79,523
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	707,000	264,080
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	53,200	202,519
Innovent Biologics, Inc.(1)(4)	44,000	544,636
JD.com, Inc. ADR	6,406	201,725
Jiangsu Expressway Co. Ltd., Class H	108,000	132,429
Security	Shares	Value
China (continued)
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,761	$ 338,783
Jiangsu Yanghe Distillery Co. Ltd., Class A	11,800	110,532
Jiangxi Copper Co. Ltd., Class H(2)	42,000	83,947
Jinke Property Group Co. Ltd., Class A(1)	130,499	25,556
KE Holdings, Inc. ADR	20,700	381,294
Kingboard Holdings Ltd.	34,600	123,942
Kingdee International Software Group Co. Ltd.(1)	99,000	229,780
Kingsoft Corp. Ltd.	32,800	149,150
Kunlun Energy Co. Ltd.	136,000	131,016
Kweichow Moutai Co. Ltd., Class A	2,900	572,140
Lee & Man Paper Manufacturing Ltd.(2)	275,000	91,120
Lenovo Group Ltd.	204,000	261,579
Lepu Medical Technology Beijing Co. Ltd., Class A	33,300	71,944
Li Ning Co. Ltd.	21,208	44,933
Longfor Group Holdings Ltd.(2)(4)	80,500	100,195
LONGi Green Energy Technology Co. Ltd., Class A(1)	63,389	138,608
Luxshare Precision Industry Co. Ltd., Class A	71,034	359,466
Luye Pharma Group Ltd.(1)(2)(4)	249,500	136,517
Maanshan Iron & Steel Co. Ltd., Class H(1)	286,000	79,331
Meituan, Class B(1)(4)	8,073	124,547
NARI Technology Co. Ltd., Class A	59,068	179,564
NetEase, Inc. ADR	2,610	340,083
Nine Dragons Paper Holdings Ltd.(1)(2)	195,000	106,936
Nongfu Spring Co. Ltd., Class H(4)	11,600	67,021
OFILM Group Co. Ltd., Class A(1)	65,800	102,940
PetroChina Co. Ltd., Class H	784,000	766,149
Ping An Bank Co. Ltd., Class A	35,488	60,293
Ping An Insurance Group Co. of China Ltd., Class H	24,500	168,201
Poly Developments and Holdings Group Co. Ltd., Class A(1)	94,900	105,128
Power Construction Corp. of China Ltd., Class A	53,800	51,003
SAIC Motor Corp. Ltd., Class A	55,100	131,247
Sanan Optoelectronics Co. Ltd., Class A	84,900	147,208
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	81,150	77,018
Shandong Gold Mining Co. Ltd., Class A	50,680	206,763
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	112,000	98,494
Shanghai Electric Group Co. Ltd., Class H(1)(2)	282,000	115,023
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	41,000	78,103
Shenzhen Inovance Technology Co. Ltd., Class A	10,400	91,210
Shenzhen Investment Ltd.(1)(2)	674,000	77,053
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	171,300	112,242
Siasun Robot & Automation Co. Ltd., Class A(1)	55,000	128,853
Sichuan Chuantou Energy Co. Ltd., Class A	88,600	191,997
Sino Biopharmaceutical Ltd.	475,500	455,387
Sino-Ocean Group Holding Ltd.(1)	659,000	10,312
Sinopec Shanghai Petrochemical Co. Ltd., Class H	469,000	82,922

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Sinopharm Group Co. Ltd., Class H	60,400	$ 145,179
Sunny Optical Technology Group Co. Ltd.	26,700	247,384
Tencent Holdings Ltd.	31,839	2,229,118
Tingyi (Cayman Islands) Holding Corp.	56,000	82,783
Tongling Nonferrous Metals Group Co. Ltd., Class A	424,000	204,437
Trip.com Group Ltd. ADR	2,954	183,000
Tsingtao Brewery Co. Ltd., Class H	13,566	86,184
Vnet Group, Inc. ADR(1)(2)	14,100	117,171
Wanhua Chemical Group Co. Ltd., Class A	8,165	70,566
Want Want China Holdings Ltd.	162,920	117,754
Weichai Power Co. Ltd., Class H	53,742	113,926
Weimob, Inc.(1)(2)(4)	219,000	61,029
WH Group Ltd.(4)	248,121	248,403
Wuliangye Yibin Co. Ltd., Class A	15,200	255,666
Wuxi Biologics Cayman, Inc.(1)(4)	90,000	365,943
Xiaomi Corp., Class B(1)(4)	140,000	941,913
Xinyi Solar Holdings Ltd.	170,000	65,811
Yangzijiang Financial Holding Ltd.	326,900	241,710
Yangzijiang Shipbuilding Holdings Ltd.	40,900	80,222
Yankuang Energy Group Co. Ltd., Class H	124,100	141,491
Yuan Longping High-tech Agriculture Co. Ltd., Class A	65,900	91,183
Yuexiu Property Co. Ltd.(2)	128,000	75,270
Yunnan Baiyao Group Co. Ltd., Class A	29,680	231,177
Zhaojin Mining Industry Co. Ltd., Class H(2)	77,500	192,450
Zhejiang Dahua Technology Co. Ltd., Class A	69,550	156,848
Zhejiang Expressway Co. Ltd., Class H	116,000	110,526
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	41,250	127,367
Zhuzhou CRRC Times Electric Co. Ltd., Class H	32,800	133,049
Zijin Mining Group Co. Ltd., Class H	190,000	503,815
ZTE Corp., Class H(2)	44,303	139,785
ZTO Express Cayman, Inc. ADR	6,900	135,861
		$ 30,426,095
Colombia — 0.6%
Cementos Argos SA	64,856	$ 170,130
Ecopetrol SA	615,569	258,096
Geopark Ltd.(2)	6,700	43,148
Grupo Argos SA	24,026	97,580
Grupo Cibest SA	13,473	175,424
Grupo Cibest SA ADR	3,555	154,358
Grupo de Inversiones Suramericana SA	11,429	126,147
Interconexion Electrica SA ESP	35,853	179,876
		$ 1,204,759
Croatia — 0.7%
Ericsson Nikola Tesla DD	432	$ 87,165
Security	Shares	Value
Croatia (continued)
Hrvatski Telekom DD	7,870	$ 373,283
Koncar-Elektroindustrija DD	331	217,408
Podravka Prehrambena Ind DD	1,328	222,448
Valamar Riviera DD	46,918	332,677
Zagrebacka Banka DD	2,776	81,858
		$ 1,314,839
Czech Republic — 0.7%
CEZ AS	16,579	$ 960,577
Colt CZ Group SE	1,998	67,375
Komercni Banka AS	4,346	207,024
Philip Morris CR AS	81	65,350
		$ 1,300,326
Egypt — 0.6%
Cleopatra Hospital(1)	330,000	$ 56,053
Commercial International Bank - Egypt (CIB)	146,033	282,915
Eastern Co. SAE	268,069	187,378
EFG Holding SAE(1)	79,120	38,754
E-Finance for Digital & Financial Investments	198,748	49,922
ElSewedy Electric Co.	87,156	133,668
Fawry for Banking & Payment Technology Services SAE(1)	217,000	57,411
Juhayna Food Industries(1)	143,563	84,831
Oriental Weavers	149,447	69,078
Talaat Moustafa Group	171,254	187,941
Telecom Egypt Co.	67,509	56,987
U Consumer Finance(1)	23,851	3,928
		$ 1,208,866
Estonia — 0.5%
Tallink Grupp AS	813,748	$ 561,742
TKM Grupp AS	31,842	336,691
		$ 898,433
Greece — 1.3%
Aegean Airlines SA	3,992	$ 57,402
Alpha Bank SA	58,420	218,674
Eurobank Ergasias Services and Holdings SA, Class A	44,790	164,395
GEK TERNA SA	4,483	110,649
Hellenic Telecommunications Organization SA	14,171	256,826
Holding Co. ADMIE IPTO SA	11,900	44,816
JUMBO SA	9,006	303,770
Metlen Energy & Metals SA	3,927	216,030
Motor Oil (Hellas) Corinth Refineries SA	6,265	179,476
National Bank of Greece SA	19,283	268,970
OPAP SA	9,714	217,562

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Public Power Corp. SA	10,354	$ 167,937
Sarantis SA	2,620	40,047
Titan SA	3,453	142,349
Tsakos Energy Navigation Ltd.	3,420	66,006
		$ 2,454,909
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	28,303	$ 140,536
MOL Hungarian Oil & Gas PLC	38,176	331,693
OTP Bank Nyrt	4,787	388,445
Richter Gedeon Nyrt	11,224	336,586
		$ 1,197,260
Iceland — 0.5%
Alvotech SA(1)	11,700	$ 106,002
Arion Banki Hf.(4)	94,500	134,816
Brim Hf.	74,700	34,617
Eimskipafelag Islands Hf.	8,816	26,158
Festi Hf.	82,975	200,997
Hagar Hf.	70,200	60,163
Heimar Hf.	205,400	63,222
Icelandair Group Hf.(1)	2,300,000	19,461
Islandsbanki Hf.	57,500	58,562
Kvika banki Hf.	300,000	43,493
Reitir fasteignafelag Hf.	73,100	67,427
Sildarvinnslan Hf.	124,800	69,810
Siminn Hf.	678,565	74,426
Syn Hf.(1)	84,000	21,566
		$ 980,720
India — 6.5%
ACC Ltd.	1,578	$ 32,096
Adani Energy Solutions Ltd.(1)	3,600	32,903
Adani Enterprises Ltd.	4,154	114,695
Adani Ports & Special Economic Zone Ltd.	6,719	104,797
Adani Total Gas Ltd.	4,200	28,773
Apollo Hospitals Enterprise Ltd.	2,292	195,406
Ashok Leyland Ltd.	37,200	51,123
Asian Paints Ltd.	3,500	95,535
Aurobindo Pharma Ltd.(1)	7,224	93,401
Avenue Supermarts Ltd.(1)(4)	3,000	145,682
Axis Bank Ltd.	5,372	65,238
Bajaj Auto Ltd.	1,134	103,248
Bajaj Finance Ltd.	13,320	133,298
Bajaj Finserv Ltd.	3,629	80,301
Bharat Petroleum Corp. Ltd.	18,582	69,440
Security	Shares	Value
India (continued)
Bharti Airtel Ltd.	45,721	$ 995,307
Biocon Ltd.	20,599	91,577
Britannia Industries Ltd.	2,200	144,749
Cipla Ltd.	9,493	167,648
Coal India Ltd.	25,404	108,639
Container Corp. of India Ltd.	5,000	32,867
Crompton Greaves Consumer Electricals Ltd.	19,469	71,456
Cummins India Ltd.	2,531	102,222
Divi's Laboratories Ltd.	2,050	153,513
DLF Ltd.	20,247	180,070
Dr. Reddy's Laboratories Ltd.	12,585	181,573
Eicher Motors Ltd.	1,260	78,401
Embassy Office Parks REIT	14,200	64,024
GAIL (India) Ltd.	73,508	148,075
Godrej Consumer Products Ltd.	6,175	88,476
Godrej Properties Ltd.(1)	7,400	176,445
Grasim Industries Ltd.	4,143	129,442
Gujarat State Petronet Ltd.	19,482	69,797
Havells India Ltd.	5,343	91,257
HCL Technologies Ltd.	18,017	300,345
HDFC Bank Ltd.	10,704	245,639
Hero MotoCorp Ltd.	843	40,837
Hindalco Industries Ltd.	11,944	92,466
Hindustan Aeronautics Ltd.(5)	900	46,319
Hindustan Unilever Ltd.	9,071	260,515
ICICI Bank Ltd.	9,120	153,574
Indian Hotels Co. Ltd.	9,500	79,905
Indian Oil Corp. Ltd.(1)	29,010	47,926
Indus Towers Ltd.(1)	21,944	90,498
Info Edge India Ltd.	8,500	134,224
Infosys Ltd.	53,369	907,644
Ipca Laboratories Ltd.	6,080	101,813
ITC Hotels Ltd.(1)	3,478	9,117
ITC Ltd.	34,786	163,136
Jio Financial Services Ltd.(1)	25,074	93,765
JSW Steel Ltd.	14,970	178,574
Kotak Mahindra Bank Ltd.	3,824	86,156
Larsen & Toubro Ltd.	4,500	186,100
Lupin Ltd.	3,126	68,325
Mahindra & Mahindra Ltd.	4,776	173,983
Maruti Suzuki India Ltd.	1,314	188,479
Max Healthcare Institute Ltd.	9,725	137,974
Nestle India Ltd.	5,590	143,104
NTPC Ltd.	50,126	190,244
Oil & Natural Gas Corp. Ltd.	29,209	80,025
Pidilite Industries Ltd.	960	31,392

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Power Grid Corp. of India Ltd.	61,021	$ 201,721
Reliance Industries Ltd.	55,948	883,558
Siemens Energy India Ltd.(1)	641	23,693
Siemens Ltd.	641	22,070
SRF Ltd.	3,200	110,712
Sun Pharmaceutical Industries Ltd.	17,276	335,500
Sun TV Network Ltd.	7,988	51,121
Tata Consultancy Services Ltd.	14,841	511,813
Tata Consumer Products Ltd.	7,384	90,167
Tata Motors Ltd.	12,352	93,365
Tata Power Co. Ltd.	43,199	195,130
Tata Steel Ltd.	67,800	121,757
Tech Mahindra Ltd.	14,661	243,227
Titan Co. Ltd.	4,132	157,290
Torrent Pharmaceuticals Ltd.	2,968	126,335
Tube Investments of India Ltd.	2,406	77,676
UltraTech Cement Ltd.	627	87,300
UPL Ltd.	7,038	56,306
Vedanta Ltd.	20,367	98,360
Vodafone Idea Ltd.(1)	388,069	30,468
Voltas Ltd.	6,353	95,888
Wipro Ltd.	43,898	123,483
Zee Entertainment Enterprises Ltd.	44,401	59,589
Zydus Lifesciences Ltd.	3,597	39,613
		$ 12,489,695
Indonesia — 2.5%
AKR Corporindo Tbk. PT	1,258,400	$ 102,587
Alamtri Resources Indonesia Tbk. PT	1,211,600	135,817
Amman Mineral Internasional PT(1)	122,200	62,287
Aneka Tambang Tbk. PT	939,800	162,618
Aspirasi Hidup Indonesia Tbk. PT	1,088,200	31,066
Astra International Tbk. PT	1,419,500	438,796
Bank Central Asia Tbk. PT	357,600	179,228
Bank Mandiri Persero Tbk. PT	317,400	86,406
Bank Negara Indonesia Persero Tbk. PT	226,000	54,807
Bank Rakyat Indonesia Persero Tbk. PT	505,368	113,167
Barito Renewables Energy Tbk. PT	641,900	304,508
Bukit Asam Tbk. PT	433,000	63,574
Bumi Serpong Damai Tbk. PT(1)	1,396,900	66,916
Chandra Asri Pacific Tbk. PT	254,100	142,859
Charoen Pokphand Indonesia Tbk. PT	346,400	103,530
Erajaya Swasembada Tbk. PT	4,907,500	144,885
GoTo Gojek Tokopedia Tbk. PT(1)	73,797,600	289,999
Gudang Garam Tbk. PT	57,100	30,641
Indocement Tunggal Prakarsa Tbk. PT	241,800	76,934
Security	Shares	Value
Indonesia (continued)
Indofood Sukses Makmur Tbk. PT	271,700	$ 140,294
Indosat Tbk. PT	887,400	118,425
Jasa Marga (Persero) Tbk. PT	307,000	66,712
Kalbe Farma Tbk. PT	2,457,000	212,507
Lippo Karawaci Tbk. PT(1)	10,490,680	52,839
Medco Energi Internasional Tbk. PT	1,299,520	101,307
Mitra Adiperkasa Tbk. PT	1,163,700	83,042
Mitra Keluarga Karyasehat Tbk. PT(5)	1,185,700	171,297
Perusahaan Gas Negara Tbk. PT	1,365,300	134,973
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,193,000	100,604
Sarana Menara Nusantara Tbk. PT	799,800	29,604
Semen Indonesia Persero Tbk. PT	320,600	47,751
Sumber Alfaria Trijaya Tbk. PT	667,300	93,790
Telkom Indonesia Persero Tbk. PT	2,596,600	455,950
Unilever Indonesia Tbk. PT	309,900	32,150
United Tractors Tbk. PT	130,583	191,346
Vale Indonesia Tbk. PT	212,040	44,339
Waskita Karya Persero Tbk. PT(1)(3)	2,474,900	0
XLSMART Telecom Sejahtera Tbk. PT	485,100	74,239
		$ 4,741,794
Jordan — 0.6%
Arab Bank PLC	52,362	$ 428,329
Arab Potash	5,725	264,661
International General Insurance Holdings Ltd.	4,200	100,170
Jordan Islamic Bank	13,918	83,528
Jordan Petroleum Refinery Co.	23,035	168,349
Jordan Telecommunications Co. PSC	14,640	60,129
Jordanian Electric Power Co.	19,038	69,865
		$ 1,175,031
Kazakhstan — 0.6%
Freedom Holding Corp.(1)	1,000	$ 185,815
Halyk Savings Bank of Kazakhstan JSC GDR(5)	8,992	223,321
Kaspi.KZ JSC ADR	2,740	216,186
KCell JSC GDR(1)(3)(5)	96,329	0
NAC Kazatomprom JSC GDR(5)	13,900	572,680
		$ 1,198,002
Kenya — 0.7%
British American Tobacco Kenya PLC	16,600	$ 51,604
East African Breweries PLC	101,980	165,672
Equity Group Holdings PLC	555,500	217,282

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kenya (continued)
KCB Group PLC	434,620	$ 159,651
Safaricom PLC	3,938,372	805,068
		$ 1,399,277
Kuwait — 1.4%
Agility Global PLC	437,335	$ 140,335
Agility Public Warehousing Co. KSC	155,083	72,302
Boubyan Bank KSCP	31,280	72,026
Boubyan Petrochemicals Co. KSCP	2,441	5,153
Burgan Bank SAK	84,871	69,196
Gulf Bank KSCP	134,884	149,006
Kuwait Finance House KSCP	234,518	617,539
Mabanee Co. KPSC	149,705	433,486
Mobile Telecommunications Co. KSCP	213,804	371,167
National Bank of Kuwait SAKP	169,370	579,716
National Industries Group Holding SAK	279,344	224,911
		$ 2,734,837
Lithuania — 0.5%
Apranga PVA	65,809	$ 216,351
Artea bankas AB	277,296	255,071
KN Energies AB	205,439	68,931
Rokiskio Suris	91,153	424,082
		$ 964,435
Malaysia — 2.1%
Axiata Group Bhd.	157,050	$ 99,181
CelcomDigi Bhd.	79,844	71,805
CIMB Group Holdings Bhd.	90,800	138,798
Dialog Group Bhd.	363,831	148,829
Gamuda Bhd.	65,400	78,938
Genting Bhd.	165,500	121,095
Genting Malaysia Bhd.	265,500	121,453
Globetronics Technology Bhd.(1)	582,200	51,396
Hartalega Holdings Bhd.	212,408	72,527
Hong Leong Bank Bhd.	15,800	70,240
IGB Real Estate Investment Trust	192,600	125,428
IHH Healthcare Bhd.	308,400	480,673
IJM Corp. Bhd.	69,480	46,275
Inari Amertron Bhd.	321,600	157,622
IOI Properties Group Bhd.	142,658	70,673
Kossan Rubber Industries Bhd.	210,000	67,249
Kuala Lumpur Kepong Bhd.	14,600	66,925
Magnum Bhd.	192,167	60,753
Malayan Banking Bhd.	64,187	141,174
Malaysian Pacific Industries Bhd.	6,600	30,909
Security	Shares	Value
Malaysia (continued)
Maxis Bhd.	70,100	$ 56,403
MISC Bhd.	43,400	75,795
Nestle Malaysia Bhd.	2,600	53,622
Petronas Chemicals Group Bhd.	66,900	60,544
Petronas Dagangan Bhd.	56,900	287,400
Petronas Gas Bhd.	19,600	82,554
Press Metal Aluminium Holdings Bhd.	79,740	99,588
Public Bank Bhd.	95,290	93,848
SD Guthrie Bhd.	81,539	91,085
Sports Toto Bhd.	282,081	90,472
Supermax Corp. Bhd.(1)	264,664	34,947
Telekom Malaysia Bhd.	62,300	98,357
Tenaga Nasional Bhd.	30,638	93,322
Top Glove Corp. Bhd.(1)	696,800	111,560
VS Industry Bhd.	1,007,395	188,667
YTL Corp. Bhd.	241,391	139,738
Zetrix AI Bhd.	233,600	47,912
		$ 3,927,757
Mauritius — 0.6%
Alteo Ltd.	245,799	$ 65,113
CIEL Ltd.	812,195	156,159
ENL Ltd.	18,473	1,975
Lighthouse Properties PLC	313,039	139,622
MCB Group Ltd.	36,102	360,383
Miwa Sugar Ltd.(1)	245,799	44,054
Newenlrogers Ltd.(1)	112,929	61,330
Phoenix Beverages Ltd.	10,244	137,359
Riveo Ltd.(1)	58,200	23,880
SBM Holdings Ltd.	497,363	61,556
Sun Ltd., Class A	58,200	54,672
United Basalt Products Ltd.	21,996	34,603
		$ 1,140,706
Mexico — 5.4%
Alfa SAB de CV, Series A(2)	202,406	$ 147,633
Alsea SAB de CV(1)	101,300	303,712
America Movil SAB de CV, Series B	1,723,905	1,558,962
Arca Continental SAB de CV(2)	17,480	182,240
Bolsa Mexicana de Valores SAB de CV	46,975	100,524
Cemex SAB de CV, Series CPO(2)	663,339	578,773
Coca-Cola Femsa SAB de CV(2)	15,795	131,283
Controladora Alpek SAB de CV(1)	202,406	28,969
Corp. Inmobiliaria Vesta SAB de CV(2)	97,400	274,517
El Puerto de Liverpool SAB de CV, Class C1(2)	47,180	230,285
FIBRA Macquarie Mexico(4)	109,968	179,773

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
Fibra Uno Administracion SA de CV	263,790	$ 374,885
Fomento Economico Mexicano SAB de CV, Series UBD(2)	41,056	371,169
Genomma Lab Internacional SAB de CV, Class B(2)	76,500	88,321
Gruma SAB de CV, Class B	5,355	92,246
Grupo Aeroportuario del Centro Norte SAB de CV	21,300	283,398
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	24,687	568,252
Grupo Aeroportuario del Sureste SAB de CV, Class B	13,130	398,118
Grupo Bimbo SAB de CV, Series A(2)	52,145	151,390
Grupo Carso SAB de CV, Series A1(2)	28,800	204,722
Grupo Elektra SAB de CV(1)	2,213	43,312
Grupo Financiero Banorte SAB de CV, Class O(2)	36,700	326,847
Grupo Financiero Inbursa SAB de CV, Class O(2)	83,300	214,509
Grupo Mexico SAB de CV, Series B(2)	141,079	880,127
Grupo Televisa SAB ADR(2)	64,200	179,760
Industrias Penoles SAB de CV(1)	9,580	251,599
Kimberly-Clark de Mexico SAB de CV, Class A(2)	47,400	88,745
Megacable Holdings SAB de CV(2)	48,300	133,238
Nemak SAB de CV(1)(2)(4)	951,700	170,514
Orbia Advance Corp. SAB de CV(2)	49,699	33,800
Prologis Property Mexico SA de CV	127,376	482,766
Promotora y Operadora de Infraestructura SAB de CV(2)	12,415	146,749
Ternium SA ADR(2)	3,000	97,740
Vista Energy SAB de CV ADR(1)(2)	16,200	724,140
Wal-Mart de Mexico SAB de CV(2)	121,180	357,149
		$ 10,380,167
Morocco — 0.7%
Attijariwafa Bank	2,768	$ 226,507
Bank of Africa	1,861	53,901
Banque Centrale Populaire	1,923	70,413
Co. Sucrerie Marocaine et de Raffinage	5,010	136,674
Itissalat Al-Maghrib	18,101	241,610
Label Vie	198	103,143
LafargeHolcim Maroc SA	440	96,233
Societe d'Exploitation des Ports	2,476	244,751
TAQA Morocco SA(1)	215	69,217
TotalEnergies Marketing Maroc SA	316	61,610
		$ 1,304,059
Oman — 0.6%
Bank Muscat SAOG	333,660	$ 258,012
National Bank of Oman SAOG	149,081	120,178
Oman Cement Co. SAOG	72,148	84,315
Oman Flour Mills Co. SAOG	42,841	53,428
Oman Telecommunications Co. SAOG	83,628	193,184
Omani Qatari Telecommunications Co. SAOG	140,637	91,203
Security	Shares	Value
Oman (continued)
Ominvest SAOG	80,025	$ 47,230
OQ Gas Networks SAOC	173,800	67,697
Renaissance Services SAOG	46,857	34,173
Sembcorp Salalah Power & Water Co. SAOG	410,180	169,142
Sohar International Bank SAOG	256,089	94,312
		$ 1,212,874
Pakistan — 0.7%
Engro Holdings Ltd.	94,273	$ 70,730
Fauji Fertilizer Co. Ltd.	72,390	116,668
Habib Bank Ltd.	80,318	62,763
Hub Power Co. Ltd.	173,453	89,955
IBEX Holdings Ltd.(1)	3,200	94,624
Lucky Cement Ltd.	74,155	93,602
Mari Energies Ltd.	38,667	84,619
MCB Bank Ltd.	61,976	75,369
Meezan Bank Ltd.	37,700	47,830
Millat Tractors Ltd.	24,000	48,065
Nishat Mills Ltd.	60,771	29,531
Oil & Gas Development Co. Ltd.	119,800	98,463
Pakistan Petroleum Ltd.	126,971	75,703
Pakistan State Oil Co. Ltd.	39,045	52,908
Systems Ltd.	208,000	100,985
United Bank Ltd.	82,336	106,424
		$ 1,248,239
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	6,100	$ 243,756
Copa Holdings SA, Class A	2,134	236,148
		$ 479,904
Peru — 1.3%
Alicorp SAA	39,037	$ 103,990
Cia de Minas Buenaventura SAA ADR	24,350	414,194
Credicorp Ltd.	4,300	1,019,100
Ferreycorp SAA	125,476	121,197
Southern Copper Corp.	8,828	831,244
		$ 2,489,725
Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	59,700	$ 32,439
Aboitiz Power Corp.	133,700	98,877
Ayala Corp.	6,835	69,054
Ayala Land, Inc.	86,531	36,971
Ayala Land, Inc. GDR, PFC Shares(1)(3)	3,951,800	0
Bank of the Philippine Islands	32,774	66,386

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
BDO Unibank, Inc.	44,235	$ 107,983
Bloomberry Resorts Corp.	250,900	17,434
D&L Industries, Inc.	493,300	42,878
Emperador, Inc.	380,500	105,575
First Gen Corp.	165,322	47,901
Globe Telecom, Inc.	2,461	70,362
GT Capital Holdings, Inc.	4,440	45,568
International Container Terminal Services, Inc.	21,950	168,541
JG Summit Holdings, Inc.	122,158	43,897
Jollibee Foods Corp.	26,326	97,786
Manila Electric Co.	10,790	99,304
Manila Water Co., Inc.	295,100	186,000
Megaworld Corp.	1,361,400	46,363
PLDT, Inc.	7,100	160,348
Puregold Price Club, Inc.	337,403	231,274
Semirara Mining & Power Corp.	86,520	48,923
SM Investments Corp.	9,901	138,386
SM Prime Holdings, Inc.	178,329	70,791
Universal Robina Corp.	50,455	76,418
Wilcon Depot, Inc.	170,900	29,304
		$ 2,138,763
Poland — 2.8%
Allegro.eu SA(1)(4)	33,900	$ 332,539
Asseco Poland SA	5,976	322,406
Bank Polska Kasa Opieki SA	5,843	317,295
Budimex SA	2,710	405,568
CD Projekt SA	6,300	420,776
Cyfrowy Polsat SA(1)	27,364	109,849
Eurocash SA	100,652	217,013
Grupa Azoty SA(1)	9,267	46,058
Grupa Kety SA	575	133,810
KGHM Polska Miedz SA(1)	8,258	279,197
LPP SA	83	368,633
mBank SA(1)	735	173,801
Neuca SA(2)	262	46,336
Orange Polska SA	75,376	175,786
ORLEN SA	36,532	813,512
PGE Polska Grupa Energetyczna SA(1)	51,434	165,605
Powszechna Kasa Oszczednosci Bank Polski SA	19,515	427,310
Powszechny Zaklad Ubezpieczen SA	11,835	198,366
Santander Bank Polska SA	762	111,114
Tauron Polska Energia SA(1)	129,348	286,930
		$ 5,351,904
Security	Shares	Value
Qatar — 1.3%
Aamal Co.	230,000	$ 51,905
Al Meera Consumer Goods Co. QSC	26,954	109,301
Al Rayan Bank	147,361	96,157
Barwa Real Estate Co.	143,634	110,546
Commercial Bank PSQC	49,707	66,685
Gulf International Services QSC	201,811	182,992
Industries Qatar QSC	98,345	358,363
Medicare Group	45,960	72,219
Mesaieed Petrochemical Holding Co.	49,000	18,195
Ooredoo QPSC	39,870	147,177
Qatar Aluminum Manufacturing Co.	204,257	83,039
Qatar Electricity & Water Co. QSC	44,621	197,202
Qatar Gas Transport Co. Ltd.	228,433	300,834
Qatar Islamic Bank QPSC	27,137	182,622
Qatar National Bank QPSC	68,885	353,989
United Development Co. QSC	156,214	44,221
Vodafone Qatar QSC	215,393	140,883
		$ 2,516,330
Romania — 0.6%
Banca Transilvania SA	40,456	$ 251,175
BRD-Groupe Societe Generale SA	18,077	80,368
MED Life SA(1)	112,800	195,715
OMV Petrom SA	1,857,597	325,674
Societatea Nationala de Gaze Naturale ROMGAZ SA	142,260	254,167
Societatea Nationala Nuclearelectrica SA	9,700	100,113
		$ 1,207,212
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	320,440	$ 0
Alrosa PJSC(1)(3)	177,900	0
Evraz PLC(1)(3)	34,831	0
Federal Grid Co.-Rosseti PJSC(1)(3)	78,095,360	0
GMK Norilskiy Nickel PAO(1)(3)	338,700	0
Inter RAO UES PJSC(1)(3)	6,829,770	0
Magnit PJSC(1)(3)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(1)(3)	182,710	0
MMC Norilsk Nickel PJSC ADR(1)(3)	5	0
Mobile TeleSystems PJSC(1)(3)	89,417	0
Moscow Exchange MICEX-Rates PJSC(1)(3)	47,890	0
Novatek PJSC(1)(3)	23,410	0
OGK-2 PJSC(1)(3)	12,211,000	0
PhosAgro PJSC(1)(3)	2,547	0
PhosAgro PJSC GDR(1)(3)(5)	49	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	20,850	0

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Russia (continued)
Rostelecom PJSC(1)(3)	107,057	$ 0
RusHydro PJSC(1)(3)	16,550,080	0
Sberbank of Russia PJSC(1)(3)	123,888	0
Severstal PAO GDR(1)(3)(5)	13,622	0
Sistema AFK PAO(1)(3)	453,878	0
Surgutneftegas PAO, PFC Shares(1)(3)	260,300	0
Unipro PJSC(1)(3)	1,521,000	0
		$ 0
Saudi Arabia — 4.1%
Abdullah Al Othaim Markets Co.	23,030	$ 44,801
ACWA Power Co.(1)	600	35,135
Ades Holding Co.	17,000	57,024
Advanced Petrochemical Co.(1)	4,088	33,773
Al Hammadi Holding	8,581	82,880
Al Moammar Information Systems Co.	1,700	58,732
Al Rajhi Bank	10,900	274,833
Alandalus Property Co.	10,258	53,403
Aldrees Petroleum and Transport Services Co.	2,362	75,025
Almarai Co. JSC	23,145	295,184
Arabian Centres Co. Ltd.(4)	8,297	45,860
Arabian Internet & Communications Services Co.	2,600	165,179
Arriyadh Development Co.	9,090	77,479
Astra Industrial Group Co.	1,316	49,060
Banque Saudi Fransi	23,210	106,040
Catrion Catering Holding Co.	3,323	100,353
Dallah Healthcare Co.	3,734	135,249
Dar Al Arkan Real Estate Development Co.(1)	39,620	201,541
Dr. Sulaiman Al Habib Medical Services Group Co.	7,270	507,780
Elm Co.	2,385	577,829
Emaar Economic City(1)	14,344	47,956
Etihad Etisalat Co.	9,420	153,590
Fawaz Abdulaziz Al Hokair & Co.(1)	16,655	127,556
Herfy Food Services Co.(1)	4,801	32,085
Jarir Marketing Co.	70,160	240,147
Leejam Sports Co. JSC	1,692	63,933
Maharah Human Resources Co.	37,080	45,955
Mobile Telecommunications Co. Saudi Arabia	27,145	75,198
Mouwasat Medical Services Co.	5,978	120,868
Nahdi Medical Co.	3,400	112,166
National Agriculture Development Co.(1)	11,300	61,863
National Co. for Learning & Education	1,400	62,349
National Gas & Industrialization Co.	7,147	144,775
National Medical Care Co.	1,900	82,242
Riyad Bank	16,422	123,223
SABIC Agri-Nutrients Co.	2,468	78,284
Security	Shares	Value
Saudi Arabia (continued)
Sahara International Petrochemical Co.	6,353	$ 30,279
Saudi Arabian Mining Co.(1)	12,078	166,985
Saudi Arabian Oil Co.(4)	98,752	638,990
Saudi Awwal Bank	4,956	42,720
Saudi Basic Industries Corp.	9,127	132,923
Saudi Ceramic Co.(1)	10,566	85,921
Saudi Chemical Co. Holding	71,250	144,337
Saudi Electricity Co.	79,968	314,451
Saudi Ground Services Co.	9,867	127,981
Saudi Industrial Investment Group	9,148	43,771
Saudi Kayan Petrochemical Co.(1)	11,609	14,120
Saudi National Bank	20,920	208,763
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	9,738	62,489
Saudi Public Transport Co.(1)	16,000	56,941
Saudi Telecom Co.	52,115	583,359
Saudia Dairy & Foodstuff Co.	1,526	106,925
Savola Group(1)	7,032	46,369
Seera Group Holding(1)	22,676	156,035
United Electronics Co.	4,423	105,851
United International Transportation Co.	3,246	60,498
Yanbu National Petrochemical Co.	5,300	43,056
		$ 7,722,114
Slovenia — 0.7%
Cinkarna Celje DD	1,370	$ 51,586
Krka DD Novo mesto	3,284	746,876
Luka Koper	1,000	76,689
Petrol DD Ljubljana	2,020	124,947
Pozavarovalnica Sava DD	1,965	137,930
Telekom Slovenije DD	481	52,981
Zavarovalnica Triglav DD	1,406	96,845
		$ 1,287,854
South Africa — 5.4%
Anglogold Ashanti PLC	9,504	$ 432,153
Aspen Pharmacare Holdings Ltd.	54,491	349,737
AVI Ltd.	13,138	67,747
Barloworld Ltd.	41,807	266,927
Bid Corp. Ltd.	13,100	329,303
Bidvest Group Ltd.	42,642	554,721
Capitec Bank Holdings Ltd.	932	180,667
Clicks Group Ltd.	13,500	282,764
DataTec Ltd.	72,300	236,910
Discovery Ltd.	12,290	145,738
Equites Property Fund Ltd.	104,000	91,123

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Exxaro Resources Ltd.	51,110	$ 445,935
FirstRand Ltd.	36,935	156,847
Fortress Real Estate Investments Ltd., Class B	66,018	76,556
Foschini Group Ltd.	12,308	83,106
Gold Fields Ltd.	15,697	382,802
Growthpoint Properties Ltd.	255,900	200,208
Harmony Gold Mining Co. Ltd.	18,553	248,414
Hyprop Investments Ltd.	31,700	79,788
Impala Platinum Holdings Ltd.(1)	18,462	174,492
Kumba Iron Ore Ltd.	2,760	45,520
Life Healthcare Group Holdings Ltd.	258,186	189,649
Mr. Price Group Ltd.	12,155	140,654
MTN Group Ltd.	121,000	1,017,008
MultiChoice Group(1)	20,757	136,850
Naspers Ltd., Class N	4,507	1,391,230
NEPI Rockcastle NV	38,480	294,156
Netcare Ltd.	149,337	112,360
Pick n Pay Stores Ltd.(1)(2)	14,362	22,355
Redefine Properties Ltd.	579,291	153,306
Resilient REIT Ltd.(2)	17,563	63,016
Reunert Ltd.	30,146	92,479
Sanlam Ltd.	28,912	139,143
Sasol Ltd.(1)	10,993	56,549
Shoprite Holdings Ltd.	21,115	306,961
Sibanye Stillwater Ltd.(1)(2)	48,312	101,614
SPAR Group Ltd.(1)	14,831	87,217
Standard Bank Group Ltd.	16,101	207,179
Telkom SA SOC Ltd.	33,018	107,300
Thungela Resources Ltd.	2,700	13,747
Tiger Brands Ltd.(2)	10,940	182,520
Valterra Platinum Ltd.	1,244	55,868
Vodacom Group Ltd.	50,500	384,466
Wilson Bayly Holmes-Ovcon Ltd.	12,023	114,441
Woolworths Holdings Ltd.	46,024	126,095
Zeda Ltd.	41,807	29,250
		$ 10,356,871
South Korea — 5.1%
Alteogen, Inc.(1)	757	$ 244,196
Amorepacific Corp.	852	82,101
Amorepacific Holdings Corp.	2,180	48,453
BGF Retail Co. Ltd.	520	42,122
Celltrion Pharm, Inc.(1)	1,487	57,171
Celltrion, Inc.	5,372	688,706
CJ CheilJedang Corp.	423	76,168
CJ Logistics Corp.	566	36,102
Security	Shares	Value
South Korea (continued)
Coway Co. Ltd.	2,548	$ 198,733
DL E&C Co. Ltd.	1,924	64,968
E-MART, Inc.	1,232	78,996
GS Holdings Corp.	1,569	55,517
Hankook Tire & Technology Co. Ltd.	1,479	47,176
Hanmi Pharm Co. Ltd.	352	70,452
Hanwha Solutions Corp.	3,687	80,716
HD Hyundai Co. Ltd.	1,210	123,811
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	993	255,183
HLB, Inc.(1)	1,969	67,904
Hugel, Inc.(1)	653	157,620
HYBE Co. Ltd.	500	92,931
Hyundai Department Store Co. Ltd.	1,615	81,962
Hyundai Engineering & Construction Co. Ltd.	2,645	128,007
Hyundai Glovis Co. Ltd.	1,516	160,140
Hyundai Mobis Co. Ltd.	792	167,128
Hyundai Motor Co.	1,500	228,191
Hyundai Steel Co.	3,449	87,783
Kakao Corp.	5,676	235,431
Kangwon Land, Inc.	5,706	76,593
KB Financial Group, Inc.	3,231	256,697
Kia Corp.	3,041	222,512
Korea Electric Power Corp.	4,640	128,165
Korea Zinc Co. Ltd.	283	162,239
Krafton, Inc.(1)	763	179,653
KT&G Corp.	3,552	332,907
Kumho Petrochemical Co. Ltd.	743	65,039
LG Chem Ltd.	652	140,183
LG Corp.	1,914	108,667
LG Electronics, Inc.	909	50,312
LG H&H Co. Ltd.	461	104,498
LG Uplus Corp.	7,151	75,276
Medytox, Inc.	351	36,940
Mezzion Pharma Co. Ltd.(1)	1,597	44,004
NAVER Corp.	2,921	491,590
NCSoft Corp.	372	51,649
Orion Corp.	1,268	101,243
POSCO Holdings, Inc.	619	136,124
S-1 Corp.	1,533	81,697
Samsung Biologics Co. Ltd.(1)(4)	429	327,768
Samsung C&T Corp.	554	66,837
Samsung Electro-Mechanics Co. Ltd.	443	47,068
Samsung Electronics Co. Ltd.	29,314	1,493,957
Samsung SDI Co. Ltd.	523	75,048
Samsung SDS Co. Ltd.	570	65,304
Shinhan Financial Group Co. Ltd.	1,769	86,140

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
SK Hynix, Inc.	3,240	$ 627,963
SK Innovation Co. Ltd.	1,810	140,042
SK, Inc.	563	81,709
S-Oil Corp.	2,051	92,514
Yuhan Corp.	2,343	197,292
Zyle Motors Corp.(1)(3)	5,113	0
		$ 9,805,298
Sri Lanka — 0.7%
Aitken Spence PLC	109,000	$ 50,897
Ceylon Tobacco Co. PLC	8,180	41,634
Chevron Lubricants Lanka PLC	64,215	36,212
Commercial Bank of Ceylon PLC	215,184	120,743
Dialog Axiata PLC	1,107,719	70,397
Hatton National Bank PLC	123,656	148,005
John Keells Holdings PLC	4,786,870	378,274
Lanka IOC PLC	93,858	42,494
Melstacorp PLC	426,058	223,049
Sampath Bank PLC	293,638	137,177
Teejay Lanka PLC	251,029	39,879
		$ 1,288,761
Taiwan — 7.6%
Accton Technology Corp.	3,000	$ 88,603
Acer, Inc.	119,519	127,689
Advantech Co. Ltd.	9,565	106,400
Airtac International Group	4,178	118,829
ASE Technology Holding Co. Ltd.	23,561	114,256
Asia Cement Corp.	51,000	68,940
Asustek Computer, Inc.	7,325	160,794
AUO Corp.	150,269	59,908
Catcher Technology Co. Ltd.	12,183	86,038
Cathay Financial Holding Co. Ltd.	71,295	144,503
Center Laboratories, Inc.	133,088	165,599
Chailease Holding Co. Ltd.	13,543	52,285
Cheng Shin Rubber Industry Co. Ltd.	110,672	148,044
China Airlines Ltd.	124,000	84,969
China Motor Corp.	14,926	27,530
China Steel Corp.	335,734	218,026
Chong Hong Construction Co. Ltd.	15,000	40,984
Chunghwa Telecom Co. Ltd.	139,746	603,881
CTBC Financial Holding Co. Ltd.	134,275	184,507
Delta Electronics, Inc.	12,151	228,902
Eclat Textile Co. Ltd.	7,159	95,761
EVA Airways Corp.	81,861	103,219
Evergreen International Storage & Transport Corp.	93,000	106,464
Security	Shares	Value
Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd.	34,576	$ 228,163
Far Eastern Department Stores Ltd.	70,990	50,263
Far Eastern New Century Corp.	139,695	133,890
Far EasTone Telecommunications Co. Ltd.	73,084	199,329
Feng Hsin Steel Co. Ltd.	32,260	72,896
Feng TAY Enterprise Co. Ltd.	20,160	79,725
Formosa Chemicals & Fibre Corp.	108,014	103,733
Formosa Petrochemical Corp.	79,320	115,904
Formosa Plastics Corp.	125,183	178,072
Formosa Taffeta Co. Ltd.	98,149	53,693
Fubon Financial Holding Co. Ltd.	67,975	186,569
Giant Manufacturing Co. Ltd.	18,868	72,268
Great Wall Enterprise Co. Ltd.	56,455	115,118
Highwealth Construction Corp.	69,220	94,582
Hiwin Technologies Corp.	17,069	119,824
Hon Hai Precision Industry Co. Ltd.	45,443	267,227
Hotai Motor Co. Ltd.	12,240	225,162
Huaku Development Co. Ltd.	15,015	47,764
Innolux Corp.	183,091	70,221
International Games System Co. Ltd.	16,000	418,363
Inventec Corp.	89,966	132,873
Largan Precision Co. Ltd.	795	62,354
Lien Hwa Industrial Holdings Corp.	93,004	140,618
Lite-On Technology Corp.	34,000	134,419
Makalot Industrial Co. Ltd.	13,260	116,620
MediaTek, Inc.	6,462	292,629
Medigen Vaccine Biologics Corp.(1)	20,759	29,691
Mega Financial Holding Co. Ltd.	120,913	171,998
Merida Industry Co. Ltd.	17,657	68,216
momo.com, Inc.	4,158	39,163
Nan Kang Rubber Tire Co. Ltd.	95,253	118,898
Nan Ya Plastics Corp.	125,214	170,779
Nien Made Enterprise Co. Ltd.	11,000	157,022
Novatek Microelectronics Corp.	9,000	142,233
Oneness Biotech Co. Ltd.(1)	22,697	47,959
Pegatron Corp.	23,028	61,304
Polaris Group(1)	27,979	33,418
Pou Chen Corp.	151,819	142,772
President Chain Store Corp.	20,664	177,080
Quanta Computer, Inc.	12,508	116,502
Realtek Semiconductor Corp.	6,002	114,763
Ruentex Development Co. Ltd.	73,133	73,003
Ruentex Industries Ltd.	46,302	80,509
St. Shine Optical Co. Ltd.	22,000	117,173
TA Chen Stainless Pipe Co. Ltd.	67,872	88,969
Tainan Spinning Co. Ltd.	147,822	63,487

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Taiwan Fertilizer Co. Ltd.	37,000	$ 64,264
Taiwan High Speed Rail Corp.	104,000	94,780
Taiwan Mobile Co. Ltd.	76,296	268,966
Taiwan Semiconductor Manufacturing Co. Ltd.	79,369	3,055,647
Tatung Co. Ltd.	81,700	97,259
TCC Group Holdings Co. Ltd.	172,073	139,581
Teco Electric & Machinery Co. Ltd.	120,000	203,714
Tong Yang Industry Co. Ltd.	20,608	71,976
TTY Biopharm Co. Ltd.	94,096	242,547
Tung Ho Steel Enterprise Corp.	32,200	69,036
Unimicron Technology Corp.	21,000	95,325
Uni-President Enterprises Corp.	211,831	559,078
United Microelectronics Corp.	102,090	141,463
Voltronic Power Technology Corp.	4,000	157,118
Walsin Lihwa Corp.	79,873	59,692
Wei Chuan Foods Corp.	179,000	93,981
Yageo Corp.	3,779	66,403
Yang Ming Marine Transport Corp.	68,621	139,212
Yieh Phui Enterprise Co. Ltd.	92,154	46,177
		$ 14,529,568
Thailand — 4.6%
Advanced Info Service PCL(7)	63,400	$ 563,293
Airports of Thailand PCL(7)	209,700	262,056
Asset World Corp. PCL(7)	613,200	39,275
B Grimm Power PCL(7)	72,100	25,638
Bangkok Bank PCL(7)	17,300	78,197
Bangkok Chain Hospital PCL(7)	316,800	135,889
Bangkok Dusit Medical Services PCL, Class F(7)	746,100	490,919
Bangkok Expressway & Metro PCL(7)	471,900	80,165
Bangkok Land PCL(7)	2,263,800	34,608
Banpu PCL(7)	131,633	20,278
BTS Group Holdings PCL(1)(7)	331,100	35,557
Bumrungrad Hospital PCL(7)	65,400	340,134
Carabao Group PCL(7)	27,500	46,384
Central Pattana PCL(7)	81,600	130,056
Central Retail Corp. PCL(7)	154,166	101,286
Charoen Pokphand Foods PCL(7)	188,700	131,603
Chularat Hospital PCL(7)	1,881,100	100,586
CP ALL PCL(7)	183,700	265,417
CP Axtra PCL(7)	83,872	52,751
CPN Retail Growth Leasehold REIT(7)	146,500	50,589
Delta Electronics (Thailand) PCL(7)	422,400	1,869,743
Electricity Generating PCL(7)	12,700	42,890
Energy Absolute PCL(1)(7)	252,000	22,183
Global Power Synergy PCL, Class F(7)	43,300	44,086
Security	Shares	Value
Thailand (continued)
Gulf Development PCL(1)(7)	346,489	$ 498,126
Hana Microelectronics PCL(7)	140,900	98,788
Home Product Center PCL(7)	409,255	89,228
Indorama Ventures PCL(7)	172,600	121,279
Jasmine International PCL(1)(7)	603,355	28,160
Jaymart Group Holdings PCL(7)	164,100	38,337
Kasikornbank PCL(7)	32,000	158,235
KCE Electronics PCL(7)	152,800	115,131
Land & Houses PCL(7)	489,100	57,008
Mega Lifesciences PCL(7)	111,800	104,909
Minor International PCL(7)	159,544	121,336
PTG Energy PCL(7)	277,800	57,248
PTT Exploration & Production PCL(7)	81,298	312,975
PTT Global Chemical PCL(7)	131,900	95,118
PTT Oil & Retail Business PCL(7)	223,900	94,793
PTT PCL(7)	462,500	470,258
Samart Corp. PCL(1)(7)	297,700	56,867
SCB X PCL(7)	45,300	175,000
SCG Packaging PCL(7)	137,600	78,404
Siam Cement PCL(7)	30,500	187,308
Siam Global House PCL(7)	121,414	25,009
Sri Trang Agro-Industry PCL(7)	89,600	38,472
Stecon Group PCL(1)(7)	251,357	49,506
Thai Beverage PCL(7)	371,300	132,585
Thai Oil PCL(7)	63,600	66,898
True Corp. PCL(1)(7)	1,343,814	426,349
VGI PCL(7)	729,400	46,637
WHA Corp. PCL(7)	1,020,100	110,677
		$ 8,818,224
Tunisia — 0.5%
Banque de Tunisie	38,193	$ 68,943
Banque Internationale Arabe de Tunisie	3,152	100,607
Banque Nationale Agricole	24,362	66,351
Carthage Cement(1)	150,032	99,772
Euro Cycles SA	8,418	37,334
Poulina Group	32,719	172,491
Societe D'Articles Hygieniques SA	16,810	69,349
Societe Frigorifique et Brasserie de Tunis SA	57,148	244,354
Telnet Holding	12,212	30,291
		$ 889,492
Turkey — 4.4%
AG Anadolu Grubu Holding AS	6,200	$ 42,692
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(1)	289,000	209,889
Akbank TAS	87,196	144,567

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Aksa Akrilik Kimya Sanayii AS	399,624	$ 93,529
Aksa Enerji Uretim AS(1)	121,924	119,321
Anadolu Efes Biracilik Ve Malt Sanayii AS	217,800	81,191
Arcelik AS(1)	40,551	124,767
Aselsan Elektronik Sanayi Ve Ticaret AS	34,112	156,890
Aygaz AS	17,910	72,015
Baticim Bati Anadolu Cimento Sanayii AS(1)	564,200	63,060
Bera Holding AS(1)	62,496	25,714
BIM Birlesik Magazalar AS	34,552	451,280
Can2 Termik AS(1)	873,025	38,670
Coca-Cola Icecek AS	88,600	110,579
Dogan Sirketler Grubu Holding AS(1)	178,300	69,729
Dogus Otomotiv Servis ve Ticaret AS	18,700	84,639
EGE Endustri VE Ticaret AS	280	54,256
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	301,130	146,819
Enerjisa Enerji AS(4)	68,903	109,758
Enerya Enerji AS(1)	1,117,241	235,564
Enka Insaat ve Sanayi AS	89,018	152,008
Eregli Demir ve Celik Fabrikalari TAS	248,228	162,786
Fenerbahce Futbol AS(1)	17,500	5,813
Ford Otomotiv Sanayi AS	82,410	192,896
Gubre Fabrikalari TAS(1)	7,200	44,021
Haci Omer Sabanci Holding AS	44,727	104,790
Hektas Ticaret TAS(1)	652,874	63,583
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	42,459	56,936
Is Gayrimenkul Yatirim Ortakligi AS(1)	221,310	99,525
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	97,127	66,008
KOC Holding AS	35,594	156,805
Logo Yazilim Sanayi Ve Ticaret AS	49,980	196,896
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	123,040	127,907
MIA Teknoloji AS(1)	162,900	144,118
Migros Ticaret AS	6,379	82,265
MLP Saglik Hizmetleri AS(1)(4)	21,619	203,169
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	368,337	49,436
Oyak Cimento Fabrikalari AS(1)	202,799	119,197
Pegasus Hava Tasimaciligi AS(1)	16,800	104,059
Petkim Petrokimya Holding AS(1)	175,096	73,642
Reeder Teknoloji Sanayi VE Ticaret AS(1)	173,700	43,784
Sasa Polyester Sanayi AS(1)	1,202,800	92,299
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	215,183
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	1,363,146	148,863
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	118,700	94,077
Sok Marketler Ticaret AS	51,800	47,550
Tofas Turk Otomobil Fabrikasi AS	18,438	104,529
Torunlar Gayrimenkul Yatirim Ortakligi AS	78,100	140,243
Security	Shares	Value
Turkey (continued)
Turk Altin Isletmeleri AS(1)	105,052	$ 59,021
Turk Hava Yollari AO	22,374	158,400
Turk Telekomunikasyon AS(1)	174,514	233,934
Turkcell Iletisim Hizmetleri AS	316,189	724,891
Turkiye Is Bankasi AS, Class C	315,539	114,869
Turkiye Petrol Rafinerileri AS	234,703	975,105
Turkiye Sise ve Cam Fabrikalari AS	78,410	70,822
Ulker Biskuvi Sanayi AS	16,690	44,988
Yapi ve Kredi Bankasi AS(1)	133,100	110,077
Ziraat Gayrimenkul Yatirim Ortakligi AS	379,600	225,841
Zorlu Enerji Elektrik Uretim AS(1)	903,000	74,621
		$ 8,319,886
United Arab Emirates — 2.6%
Abu Dhabi Commercial Bank PJSC	41,744	$ 184,721
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	437,121
ADNOC Drilling Co. PJSC	407,000	647,036
ADNOC Gas PLC	75,600	68,490
Agthia Group PJSC	56,748	65,857
Air Arabia PJSC	212,497	214,818
Aldar Properties PJSC	44,073	113,891
Apex Investment Co. PSC(1)	127,200	134,302
Borouge PLC	162,000	116,369
Dana Gas PJSC	421,411	87,859
Dubai Electricity & Water Authority PJSC	861,560	648,710
Dubai Investments PJSC	212,181	170,534
Dubai Islamic Bank PJSC	109,508	296,992
Emaar Development PJSC	62,700	255,875
Emaar Properties PJSC	47,938	198,526
Emirates Telecommunications Group Co. PJSC	111,500	570,576
Fertiglobe PLC	170,700	120,635
First Abu Dhabi Bank PJSC	66,119	323,461
Modon Holding PSC(1)	107,300	110,704
Multiply Group PJSC(1)	159,900	119,462
		$ 4,885,939
Vietnam — 2.6%
Bank for Foreign Trade of Vietnam JSC(1)	216,725	$ 497,251
Bao Viet Holdings	28,030	52,594
FLC Faros Construction JSC(1)(3)	2	0
Gelex Group JSC	166,425	378,093
Gemadept Corp.	55,866	119,588
Hoa Phat Group JSC(1)	932,694	885,426
Hoa Sen Group	110,622	78,648
KIDO Group Corp.	33,828	69,496
Kinh Bac City Development Holding Corp.(1)	38,613	46,418

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Masan Group Corp.(1)	103,896	$ 286,926
Novaland Investment Group Corp.(1)	94,187	59,835
PetroVietnam Drilling & Well Services JSC(1)	109,672	88,464
Petrovietnam Fertilizer & Chemicals JSC	64,000	99,915
PetroVietnam Gas JSC	36,646	94,837
PetroVietnam Power Corp.(1)	169,700	93,024
PetroVietnam Technical Services Corp.	27,400	35,849
Phat Dat Real Estate Development Corp.(1)	34,632	27,215
Phu Nhuan Jewelry JSC	4	13
Saigon Beer Alcohol Beverage Corp.	29,220	53,029
Thaiholdings JSC(1)	48,620	55,096
Vietjet Aviation JSC(1)	109,066	502,840
Vietnam Construction and Import-Export JSC	90,743	89,430
Vietnam Dairy Products JSC	100,392	234,352
Vincom Retail JSC(1)	132,380	141,763
Vingroup JSC(1)	156,347	625,246
Vinh Hoan Corp.	28,080	60,486
Vinhomes JSC(1)(4)	101,620	347,901
		$ 5,023,735
Total Common Stocks (identified cost $131,366,495)		$191,049,033

Warrants — 0.0%†
Security	Shares	Value
Malaysia — 0.0%†
YTL Corp. Bhd., Exp. 6/2/28(1)	48,278	$ 10,968
Total Warrants (identified cost $0)		$ 10,968

Short-Term Investments — 1.1%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(8)	420,294	$ 420,294
Total Affiliated Fund (identified cost $420,294)		$ 420,294

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.32%(9)	1,615,262	$ 1,615,262
Total Securities Lending Collateral (identified cost $1,615,262)		$ 1,615,262
Total Short-Term Investments (identified cost $2,035,556)		$ 2,035,556

Total Investments — 101.1% (identified cost $133,402,051)	$193,095,557
Other Assets, Less Liabilities — (1.1)%	$ (2,054,263)
Net Assets — 100.0%	$191,041,294
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2025. The aggregate market value of securities on loan at July 31, 2025 was $8,849,038.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $6,462,064 or 3.4% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $1,013,617 or 0.5% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of July 31, 2025.
(9)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	13.4%	$24,292,648
Communication Services	10.1	19,772,064
Information Technology	10.6	19,558,112
Industrials	10.4	19,423,100
Consumer Discretionary	9.5	18,732,847
Consumer Staples	9.5	17,815,385
Materials	8.4	17,570,333
Health Care	9.0	16,395,607
Energy	7.9	15,469,292
Utilities	6.5	11,786,054
Real Estate	4.7	10,244,559
Short-Term Investments	1.1	2,035,556
Total Investments	101.1%	$193,095,557
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Statement of Assets and Liabilities (Unaudited)

July 31, 2025
Assets
Unaffiliated investments, at value (identified cost $132,981,757) — including $8,849,038 of securities on loan	$192,675,263
Affiliated investments, at value (identified cost $420,294)	420,294
Cash	31,651
Foreign currency, at value (identified cost $768,084)	760,987
Dividends receivable	450,888
Dividends receivable from affiliated investments	707
Receivable for investments sold	1,196
Receivable for Fund shares sold	12,097
Securities lending income receivable	5,078
Tax reclaims receivable	24,821
Trustees' deferred compensation plan	208,208
Total assets	$194,591,190
Liabilities
Collateral for securities loaned	$1,615,262
Payable for investments purchased	240,704
Payable for Fund shares redeemed	39,507
Payable to affiliates:
Investment adviser fee	137,872
Administration fee	24,335
Distribution and service fees	4,489
Sub-transfer agency fee	5,652
Trustees' deferred compensation plan	208,208
Other	13,629
Payable for custodian fee	185,749
Accrued foreign capital gains taxes	857,236
Accrued expenses	217,253
Total liabilities	$3,549,896
Net Assets	$191,041,294
Sources of Net Assets
Paid-in capital	$397,468,273
Accumulated loss	(206,426,979)
Net Assets	$191,041,294
Class A Shares
Net Assets	$21,269,767
Shares Outstanding	1,321,675
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.09
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$16.98
Class C Shares
Net Assets	$44,719
Shares Outstanding	2,802
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.96
Class I Shares
Net Assets	$156,730,760
Shares Outstanding	9,738,205
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.09

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

July 31, 2025
Class R6 Shares
Net Assets	$12,996,048
Shares Outstanding	807,996
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.08
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $510,505)	$4,066,632
Dividend income from affiliated investments	4,635
Securities lending income, net	37,522
Total investment income	$4,108,789
Expenses
Investment adviser fee	$760,974
Administration fee	134,290
Distribution and service fees:
Class A	24,909
Class C	283
Trustees’ fees and expenses	6,315
Custodian fee	140,625
Transfer and dividend disbursing agent fees	60,354
Legal and accounting services	58,133
Printing and postage	908
Registration fees	29,725
Miscellaneous	34,192
Total expenses	$1,250,708
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$117,946
Total expense reductions	$117,946
Net expenses	$1,132,762
Net investment income	$2,976,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $106,526)	$658,559
Foreign currency transactions	25,821
Net realized gain	$684,380
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $195,244)	$18,007,988
Foreign currency	(4,760)
Net change in unrealized appreciation (depreciation)	$18,003,228
Net realized and unrealized gain	$18,687,608
Net increase in net assets from operations	$21,663,635

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Statements of Changes in Net Assets

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,976,027	$5,751,994
Net realized gain	684,380	8,270,272
Net change in unrealized appreciation (depreciation)	18,003,228	5,955,364
Net increase in net assets from operations	$21,663,635	$19,977,630
Distributions to shareholders:
Class A	$—	$(592,043)
Class C	—	(1,463)
Class I	—	(4,657,238)
Class R6	—	(379,933)
Total distributions to shareholders	$—	$(5,630,677)
Transactions in shares of beneficial interest:
Class A	$(1,414,616)	$(3,625,640)
Class C	(37,219)	(50,590)
Class I	(7,303,585)	(22,770,271)
Class R6	984,170	7,565,402
Net decrease in net assets from Fund share transactions	$(7,771,250)	$(18,881,099)
Net increase (decrease) in net assets	$13,892,385	$(4,534,146)
Net Assets
At beginning of period	$177,148,909	$181,683,055
At end of period	$191,041,294	$177,148,909

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Financial Highlights

	Class A
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.30	$13.28	$13.56	$15.11	$14.71	$13.87
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.41	$0.28	$0.34	$0.25	$0.21
Net realized and unrealized gain (loss)	1.56	1.03	(0.19)	(1.32)	0.40	0.79(2)
Total income (loss) from operations	$1.79	$1.44	$0.09	$(0.98)	$0.65	$1.00
Less Distributions
From net investment income	$—	$(0.42)	$(0.37)	$(0.57)	$(0.25)	$(0.16)
Total distributions	$—	$(0.42)	$(0.37)	$(0.57)	$(0.25)	$(0.16)
Net asset value — End of period	$16.09	$14.30	$13.28	$13.56	$15.11	$14.71
Total Return(3)	12.52%(4)	10.90%	0.60%	(6.32)%	4.41%	7.23%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$21,270	$20,320	$22,177	$25,360	$33,428	$45,629
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.62%(6)	1.67%	1.68%	1.65%	1.58%	1.55%
Net expenses	1.49%(6)(7)	1.49%(7)	1.59%(7)	1.65%(7)	1.58%	1.55%
Net investment income	3.08%(6)	2.87%	2.10%	2.50%	1.63%	1.74%
Portfolio Turnover	1%(4)	7%	5%	10%	5%	19%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.23	$13.18	$13.39	$14.90	$14.47	$13.62
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.30	$0.21	$0.23	$0.13	$0.12
Net realized and unrealized gain (loss)	1.57	1.03	(0.24)	(1.30)	0.40	0.75(2)
Total income (loss) from operations	$1.73	$1.33	$(0.03)	$(1.07)	$0.53	$0.87
Less Distributions
From net investment income	$—	$(0.28)	$(0.18)	$(0.44)	$(0.10)	$(0.02)
Total distributions	$—	$(0.28)	$(0.18)	$(0.44)	$(0.10)	$(0.02)
Net asset value — End of period	$15.96	$14.23	$13.18	$13.39	$14.90	$14.47
Total Return(3)	12.16%(4)	10.10%	(0.25)%	(6.93)%	3.59%	6.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45	$75	$116	$219	$339	$592
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.37%(6)	2.42%	2.45%	2.40%	2.33%	2.30%
Net expenses	2.24%(6)(7)	2.24%(7)	2.36%(7)	2.40%(7)	2.33%	2.30%
Net investment income	2.22%(6)	2.12%	1.57%	1.75%	0.85%	0.96%
Portfolio Turnover	1%(4)	7%	5%	10%	5%	19%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.29	$13.26	$13.55	$15.10	$14.71	$13.90
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.45	$0.32	$0.38	$0.30	$0.21
Net realized and unrealized gain (loss)	1.55	1.04	(0.20)	(1.33)	0.38	0.83(2)
Total income (loss) from operations	$1.80	$1.49	$0.12	$(0.95)	$0.68	$1.04
Less Distributions
From net investment income	$—	$(0.46)	$(0.41)	$(0.60)	$(0.29)	$(0.23)
Total distributions	$—	$(0.46)	$(0.41)	$(0.60)	$(0.29)	$(0.23)
Net asset value — End of period	$16.09	$14.29	$13.26	$13.55	$15.10	$14.71
Total Return(3)	12.60%(4)	11.30%	0.78%	(6.07)%	4.64%	7.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$156,731	$146,233	$156,416	$180,624	$265,967	$383,984
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.37%(6)	1.42%	1.43%	1.40%	1.33%	1.30%
Net expenses	1.24%(6)(7)	1.24%(7)	1.34%(7)	1.40%(7)	1.33%	1.30%
Net investment income	3.34%(6)	3.12%	2.37%	2.79%	1.91%	1.68%
Portfolio Turnover	1%(4)	7%	5%	10%	5%	19%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.27	$13.25	$13.54	$15.09	$14.69	$13.89
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.42	$0.33	$0.37	$0.22	$0.23
Net realized and unrealized gain (loss)	1.55	1.07	(0.20)	(1.31)	0.49	0.81(2)
Total income (loss) from operations	$1.81	$1.49	$0.13	$(0.94)	$0.71	$1.04
Less Distributions
From net investment income	$—	$(0.47)	$(0.42)	$(0.61)	$(0.31)	$(0.24)
Total distributions	$—	$(0.47)	$(0.42)	$(0.61)	$(0.31)	$(0.24)
Net asset value — End of period	$16.08	$14.27	$13.25	$13.54	$15.09	$14.69
Total Return(3)	12.68%(4)	11.33%	0.86%	(5.99)%	4.82%	7.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,996	$10,520	$2,973	$1,668	$1,786	$83,963
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.30%(6)	1.34%	1.35%	1.33%	1.24%	1.21%
Net expenses	1.17%(6)(7)	1.17%(7)	1.26%(7)	1.33%(7)	1.24%	1.21%
Net investment income	3.48%(6)	2.87%	2.47%	2.76%	1.42%	1.83%
Portfolio Turnover	1%(4)	7%	5%	10%	5%	19%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares effective April 29, 2022, and only for such shareholders’ accounts established prior to such date. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the

Parametric
Emerging Markets Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of July 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to July 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Parametric
Emerging Markets Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $261,192,096 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2025, $261,192,096 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$141,860,427
Gross unrealized appreciation	$79,605,726
Gross unrealized depreciation	(28,370,596)
Net unrealized appreciation	$51,235,130
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion but less than $7.5 billion	0.730%
$7.5 billion and over	0.710%
For the six months ended July 31, 2025, the investment adviser fee amounted to $760,974 or 0.85% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, a wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2025, the administration fee amounted to $134,290.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2025, the investment adviser fee paid was reduced by $162 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or

Parametric
Emerging Markets Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

litigation expenses) exceed 1.49%, 2.24%, 1.24% and 1.17% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after June 1, 2026. Pursuant to this agreement, EVM and Parametric waived and/or reimbursed $117,784 in total of the Fund’s operating expenses for the six months ended July 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2025, EVM earned $8,826 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $418 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2025. EVD received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2025 amounted to $24,909 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2025, the Fund paid or accrued to EVD $212 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2025 amounted to $71 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2025, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $1,018,511 and $4,814,899, respectively, for the six months ended July 31, 2025.

Parametric
Emerging Markets Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	55,162	$ 849,940	118,497	$ 1,675,575
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	40,773	571,232
Redemptions	(154,252)	(2,264,556)	(409,048)	(5,872,447)
Net decrease	(99,090)	$(1,414,616)	(249,778)	$(3,625,640)
Class C
Issued to shareholders electing to receive payments of distributions in Fund shares	—	$ —	105	$ 1,463
Redemptions	(2,499)	(37,219)	(3,620)	(52,053)
Net decrease	(2,499)	$ (37,219)	(3,515)	$ (50,590)
Class I
Sales	299,379	$ 4,452,149	965,363	$13,788,620
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	163,328	2,284,958
Redemptions	(797,313)	(11,755,734)	(2,684,987)	(38,843,849)
Net decrease	(497,934)	$(7,303,585)	(1,556,296)	$(22,770,271)
Class R6
Sales	158,225	$ 2,285,245	608,918	$ 8,925,759
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	25,952	362,802
Redemptions	(87,275)	(1,301,075)	(122,130)	(1,723,159)
Net increase	70,950	$ 984,170	512,740	$ 7,565,402
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2025.

Parametric
Emerging Markets Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At July 31, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $8,849,038 and $9,319,220, respectively. Collateral received was comprised of cash of $1,615,262 and U.S. government and/or agencies securities of $7,703,958. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,615,262	$ —	$ —	$ —	$1,615,262
The carrying amount of the liability for collateral for securities loaned at July 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2025.
10  Affiliated Investments
At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $420,294, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$779,580	$5,383,119	$(5,742,405)	$ —	$ —	$420,294	$4,635	420,294
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Parametric
Emerging Markets Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 1,025,268	$ 16,334,615	$ —	$ 17,359,883
Asia	4,316,510	92,096,803	45,483	96,458,796
Developed Europe	106,002	874,718	—	980,720
Emerging Europe	66,006	24,911,443	0	24,977,449
Latin America	30,379,442	—	—	30,379,442
Middle East	100,170	20,792,573	—	20,892,743
Total Common Stocks	$35,993,398	$155,010,152**	$45,483	$191,049,033
Warrants	$ —	$ 10,968	$ —	$ 10,968
Short-Term Investments:
Affiliated Fund	420,294	—	—	420,294
Securities Lending Collateral	1,615,262	—	—	1,615,262
Total Investments	$38,028,954	$ 155,021,120	$45,483	$193,095,557
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2025 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Parametric
Emerging Markets Fund
July 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
[1]	Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Parametric
Emerging Markets Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Parametric
Emerging Markets Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index and lower than its custom benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.

Parametric
Emerging Markets Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

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EAEMX-NCSR    7.31.25

Parametric
Volatility Risk Premium -
Defensive Fund
Semi-Annual Financial Statements and
Additional Information
July 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2025
Parametric
Volatility Risk Premium - Defensive Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 50.8%
Security	Shares	Value
Aerospace & Defense — 1.1%
General Electric Co.	12,958	$ 3,512,655
Huntington Ingalls Industries, Inc.	6,126	1,708,297
L3Harris Technologies, Inc.	8,065	2,216,423
Lockheed Martin Corp.	3,745	1,576,570
RTX Corp.	27,037	4,260,220
		$ 13,274,165
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	6,721	$ 781,249
		$ 781,249
Automobile Components — 0.1%
Aptiv PLC(1)	15,060	$ 1,033,719
Phinia, Inc.	2,206	111,844
		$ 1,145,563
Automobiles — 1.0%
Ford Motor Co.	154,842	$ 1,714,101
Tesla, Inc.(1)	31,059	9,574,558
		$ 11,288,659
Banks — 2.0%
Bank of America Corp.	101,593	$ 4,802,301
Fifth Third Bancorp	30,206	1,255,664
Huntington Bancshares, Inc.	106,103	1,743,272
JPMorgan Chase & Co.	37,320	11,055,677
Regions Financial Corp.	61,283	1,552,298
Wells Fargo & Co.	39,517	3,186,256
		$ 23,595,468
Beverages — 0.6%
Coca-Cola Co.	66,724	$ 4,529,892
PepsiCo, Inc.	20,930	2,886,666
		$ 7,416,558
Biotechnology — 0.8%
AbbVie, Inc.	25,007	$ 4,726,823
Amgen, Inc.	8,174	2,412,147
Biogen, Inc.(1)	7,341	939,648
Moderna, Inc.(1)	43,012	1,271,435
		$ 9,350,053
Security	Shares	Value
Broadline Retail — 2.2%
Amazon.com, Inc.(1)	106,780	$ 24,998,266
		$ 24,998,266
Building Products — 0.3%
A.O. Smith Corp.	16,850	$ 1,192,812
Carrier Global Corp.	25,291	1,735,468
		$ 2,928,280
Capital Markets — 1.4%
Ameriprise Financial, Inc.	4,371	$ 2,265,009
Cboe Global Markets, Inc.	7,305	1,760,797
Invesco Ltd.	56,088	1,178,409
MarketAxess Holdings, Inc.	3,212	660,066
Moody's Corp.	4,962	2,559,052
Nasdaq, Inc.	24,914	2,397,225
S&P Global, Inc.	5,870	3,234,957
State Street Corp.	18,847	2,106,152
		$ 16,161,667
Chemicals — 0.6%
CF Industries Holdings, Inc.	10,887	$ 1,010,640
Linde PLC	8,502	3,913,130
Sherwin-Williams Co.	6,320	2,091,162
		$ 7,014,932
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	9,107	$ 2,100,530
		$ 2,100,530
Communications Equipment — 0.5%
Cisco Systems, Inc.	71,563	$ 4,872,009
F5, Inc.(1)	4,136	1,296,305
		$ 6,168,314
Construction & Engineering — 0.2%
Quanta Services, Inc.	6,781	$ 2,753,968
		$ 2,753,968
Consumer Finance — 0.5%
Capital One Financial Corp.	13,705	$ 2,946,575
Synchrony Financial	32,515	2,265,320
		$ 5,211,895
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	6,395	$ 6,008,998

1
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Kroger Co.	23,840	$ 1,671,184
Walmart, Inc.	54,363	5,326,487
		$ 13,006,669
Containers & Packaging — 0.2%
Avery Dennison Corp.	5,624	$ 943,538
Packaging Corp. of America	5,963	1,155,331
Sealed Air Corp.	7,254	212,325
		$ 2,311,194
Distributors — 0.1%
LKQ Corp.	19,666	$ 579,557
		$ 579,557
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	69,861	$ 2,987,256
		$ 2,987,256
Electric Utilities — 0.9%
Alliant Energy Corp.	25,603	$ 1,664,451
Entergy Corp.	23,545	2,129,174
Evergy, Inc.	23,050	1,631,940
NextEra Energy, Inc.	30,905	2,196,109
NRG Energy, Inc.	15,547	2,599,459
Pinnacle West Capital Corp.	8,220	744,896
		$ 10,966,029
Electrical Equipment — 0.6%
Eaton Corp. PLC	10,470	$ 4,028,018
GE Vernova, Inc.	4,654	3,072,990
		$ 7,101,008
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	8,232	$ 1,435,496
TE Connectivity PLC	10,461	2,152,351
Trimble, Inc.(1)	12,632	1,059,698
		$ 4,647,545
Entertainment — 0.6%
Netflix, Inc.(1)	6,161	$ 7,143,063
		$ 7,143,063
Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B(1)	22,423	$ 10,580,965
Corpay, Inc.(1)	4,587	1,481,830
Security	Shares	Value
Financial Services (continued)
Mastercard, Inc., Class A	11,540	$ 6,537,064
Visa, Inc., Class A	23,799	8,221,841
		$ 26,821,700
Food Products — 0.1%
Conagra Brands, Inc.	51,328	$ 937,249
McCormick & Co., Inc., Non Voting Shares	10,130	715,482
		$ 1,652,731
Ground Transportation — 0.3%
J.B. Hunt Transport Services, Inc.	9,478	$ 1,365,306
Union Pacific Corp.	11,222	2,490,947
		$ 3,856,253
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	24,293	$ 3,065,534
Boston Scientific Corp.(1)	32,535	3,413,572
IDEXX Laboratories, Inc.(1)	3,057	1,633,386
Insulet Corp.(1)	6,386	1,841,722
Intuitive Surgical, Inc.(1)	6,865	3,302,683
		$ 13,256,897
Health Care Providers & Services — 0.7%
Cencora, Inc.	7,142	$ 2,043,184
DaVita, Inc.(1)	7,987	1,121,135
Quest Diagnostics, Inc.	9,481	1,587,214
UnitedHealth Group, Inc.	11,791	2,942,562
		$ 7,694,095
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	50,433	$ 792,807
		$ 792,807
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.(1)	61,479	$ 1,830,230
Expedia Group, Inc.	9,477	1,707,945
Las Vegas Sands Corp.	36,252	1,899,605
McDonald's Corp.	12,753	3,826,793
Starbucks Corp.	27,879	2,485,691
Wynn Resorts Ltd.(2)	12,916	1,408,231
		$ 13,158,495
Household Durables — 0.2%
Lennar Corp., Class A	15,878	$ 1,781,194
		$ 1,781,194

2
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 0.5%
Procter & Gamble Co.	34,829	$ 5,240,720
		$ 5,240,720
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	10,480	$ 2,185,499
		$ 2,185,499
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	12,388	$ 2,754,472
		$ 2,754,472
Insurance — 0.8%
Arthur J. Gallagher & Co.	7,052	$ 2,025,687
Assurant, Inc.	6,036	1,130,543
Everest Group Ltd.	2,813	944,605
Progressive Corp.	13,267	3,211,145
Unum Group	22,676	1,628,363
		$ 8,940,343
Interactive Media & Services — 3.7%
Alphabet, Inc., Class A	69,586	$ 13,353,554
Alphabet, Inc., Class C	55,972	10,794,760
Meta Platforms, Inc., Class A	24,689	19,095,460
		$ 43,243,774
IT Services — 0.3%
Accenture PLC, Class A	9,807	$ 2,619,450
International Business Machines Corp.	2,741	693,884
		$ 3,313,334
Leisure Products — 0.1%
Hasbro, Inc.	14,657	$ 1,101,620
		$ 1,101,620
Life Sciences Tools & Services — 0.5%
IQVIA Holdings, Inc.(1)	6,039	$ 1,122,409
Thermo Fisher Scientific, Inc.	7,661	3,582,896
Waters Corp.(1)	3,206	925,765
		$ 5,631,070
Machinery — 0.5%
Flowserve Corp.	2,794	$ 156,576
PACCAR, Inc.	20,719	2,046,208
Security	Shares	Value
Machinery (continued)
Pentair PLC	17,848	$ 1,824,066
Westinghouse Air Brake Technologies Corp.	10,792	2,072,603
		$ 6,099,453
Media — 0.4%
Comcast Corp., Class A	65,215	$ 2,167,095
Omnicom Group, Inc.	14,100	1,015,905
Paramount Global, Class B	132,376	1,663,966
		$ 4,846,966
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	44,799	$ 1,802,712
		$ 1,802,712
Multi-Utilities — 0.2%
CMS Energy Corp.	13,298	$ 981,393
WEC Energy Group, Inc.	16,366	1,785,203
		$ 2,766,596
Oil, Gas & Consumable Fuels — 1.5%
APA Corp.(2)	26,833	$ 517,609
Chevron Corp.	25,466	3,861,664
Devon Energy Corp.	19,416	644,999
EOG Resources, Inc.	13,580	1,629,872
Exxon Mobil Corp.	61,912	6,911,856
HF Sinclair Corp.	23,402	1,028,284
Kinder Morgan, Inc.	53,031	1,488,050
ONEOK, Inc.	19,832	1,628,405
		$ 17,710,739
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	18,163	$ 961,912
		$ 961,912
Pharmaceuticals — 1.4%
Eli Lilly & Co.	11,288	$ 8,353,910
Johnson & Johnson	35,248	5,806,755
Viatris, Inc.	168,097	1,469,168
		$ 15,629,833
Professional Services — 0.4%
Amentum Holdings, Inc.(1)	8,975	$ 224,106
Jacobs Solutions, Inc.	8,461	1,200,362
Leidos Holdings, Inc.	4,027	642,911

3
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Paycom Software, Inc.	3,702	$ 857,161
Verisk Analytics, Inc.	6,550	1,825,550
		$ 4,750,090
Residential REITs — 0.3%
Equity Residential	21,597	$ 1,364,930
Mid-America Apartment Communities, Inc.	9,213	1,312,208
UDR, Inc.	28,279	1,111,082
		$ 3,788,220
Retail REITs — 0.1%
Kimco Realty Corp.	57,235	$ 1,215,099
		$ 1,215,099
Semiconductors & Semiconductor Equipment — 6.9%
Analog Devices, Inc.	13,516	$ 3,036,099
Broadcom, Inc.	59,608	17,506,870
KLA Corp.	4,203	3,694,563
NVIDIA Corp.	274,856	48,888,814
QUALCOMM, Inc.	18,464	2,709,777
Skyworks Solutions, Inc.	24,418	1,673,610
Texas Instruments, Inc.	15,104	2,734,730
		$ 80,244,463
Software — 6.2%
Adobe, Inc.(1)	7,977	$ 2,853,293
Autodesk, Inc.(1)	7,661	2,322,126
Intuit, Inc.	5,019	3,940,567
Microsoft Corp.	82,460	43,992,410
Oracle Corp.	26,924	6,832,504
Palantir Technologies, Inc., Class A(1)	32,418	5,133,390
Salesforce, Inc.	12,060	3,115,460
Synopsys, Inc.(1)	5,075	3,214,860
		$ 71,404,610
Specialized REITs — 0.4%
Extra Space Storage, Inc.	8,148	$ 1,094,765
Iron Mountain, Inc.	9,189	894,641
Millrose Properties, Inc., Class A	6,755	202,583
Public Storage	4,800	1,305,312
SBA Communications Corp.	7,020	1,577,534
		$ 5,074,835
Specialty Retail — 0.5%
Bath & Body Works, Inc.	20,278	$ 587,251
Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc.	14,412	$ 5,296,554
		$ 5,883,805
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	162,399	$ 33,709,160
HP, Inc.	26,832	665,434
		$ 34,374,594
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.(1)	2,524	$ 506,138
Ralph Lauren Corp., Class A	3,952	1,180,660
		$ 1,686,798
Tobacco — 0.4%
Philip Morris International, Inc.	27,300	$ 4,478,565
		$ 4,478,565
Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	1,871	$ 1,944,979
		$ 1,944,979
Total Common Stocks (identified cost $223,373,249)		$ 589,021,161

Short-Term Investments — 57.2%
Affiliated Fund — 8.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(3)	96,081,366	$ 96,081,366
Total Affiliated Fund (identified cost $96,081,366)		$ 96,081,366

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.32%(4)	12,955,049	$ 12,955,049
Total Securities Lending Collateral (identified cost $12,955,049)		$ 12,955,049

4
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 47.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/7/25	$23,853	$ 23,836,051
0.00%, 9/4/25	26,804	26,695,911
0.00%, 10/2/25	25,840	25,651,129
0.00%, 11/28/25(5)	9,430	9,298,841
0.00%, 1/15/26	15,000	14,711,737
0.00%, 1/22/26(5)	13,584	13,312,655
0.00%, 2/19/26(5)	36,706	35,867,394
0.00%, 4/16/26(5)	13,510	13,121,435
0.00%, 6/11/26(5)	115,000	111,013,857
0.00%, 7/9/26	82,706	79,613,653
U.S. Treasury Notes:
0.25%, 10/31/25	24,000	23,760,282
0.75%, 3/31/26	4,085	3,991,831
1.625%, 2/15/26	7,128	7,027,688
2.00%, 8/15/25(2)	12,744	12,731,745
2.125%, 5/31/26	35,000	34,400,134
3.125%, 8/15/25	8,496	8,491,444
4.25%, 12/31/25	10,188	10,185,018
4.625%, 2/28/26	10,692	10,709,566
4.875%, 11/30/25	28,938	28,981,075
5.00%, 8/31/25	4,248	4,249,613
5.00%, 9/30/25	28,000	28,025,878
5.00%, 10/31/25	28,270	28,309,741
Total U.S. Treasury Obligations (identified cost $554,195,054)		$ 553,986,678
Total Short-Term Investments (identified cost $663,231,469)		$ 663,023,093
Total Investments — 108.0% (identified cost $886,604,718)		$1,252,044,254
Total Written Options — (0.2)% (premiums received $3,639,388)		$ (1,969,891)
Other Assets, Less Liabilities — (7.8)%		$ (90,768,823)
Net Assets — 100.0%		$1,159,305,540

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2025. The aggregate market value of securities on loan at July 31, 2025 was $14,278,032.
(3)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of July 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged as collateral for written options.

Written Call Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	77	$48,813,303	$6,465	8/1/25	$ (3,080)
S&P 500 Index	77	48,813,303	6,475	8/1/25	(2,310)
5
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	77	$48,813,303	$6,450	8/4/25	$ (11,935)
S&P 500 Index	77	48,813,303	6,485	8/4/25	(3,465)
S&P 500 Index	77	48,813,303	6,450	8/6/25	(32,263)
S&P 500 Index	77	48,813,303	6,470	8/6/25	(18,095)
S&P 500 Index	77	48,813,303	6,510	8/8/25	(14,399)
S&P 500 Index	77	48,813,303	6,475	8/11/25	(66,528)
S&P 500 Index	77	48,813,303	6,470	8/13/25	(131,670)
S&P 500 Index	77	48,813,303	6,485	8/15/25	(115,577)
S&P 500 Index	77	48,813,303	6,525	8/20/25	(106,260)
S&P 500 Index	77	48,813,303	6,550	8/25/25	(78,540)
Total					$(584,122)
Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	77	$48,813,303	$6,280	8/1/25	$ (62,909)
S&P 500 Index	77	48,813,303	6,190	8/4/25	(26,950)
S&P 500 Index	77	48,813,303	6,300	8/4/25	(146,223)
S&P 500 Index	77	48,813,303	6,050	8/6/25	(17,710)
S&P 500 Index	77	48,813,303	6,280	8/6/25	(171,556)
S&P 500 Index	77	48,813,303	6,255	8/8/25	(175,560)
S&P 500 Index	77	48,813,303	6,050	8/11/25	(43,043)
S&P 500 Index	77	48,813,303	6,190	8/13/25	(159,236)
S&P 500 Index	77	48,813,303	6,075	8/15/25	(111,650)
S&P 500 Index	77	48,813,303	6,150	8/20/25	(214,830)
S&P 500 Index	77	48,813,303	6,175	8/25/25	(256,102)
Total					$(1,385,769)
Abbreviations:
REITs	– Real Estate Investment Trusts
6
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Statement of Assets and Liabilities (Unaudited)

July 31, 2025
Assets
Unaffiliated investments, at value (identified cost $790,523,352) — including $14,278,032 of securities on loan	$1,155,962,888
Affiliated investments, at value (identified cost $96,081,366)	96,081,366
Interest and dividends receivable	2,111,850
Dividends receivable from affiliated investments	147,718
Receivable for Fund shares sold	207,766
Securities lending income receivable	350
Trustees' deferred compensation plan	40,804
Total assets	$1,254,552,742
Liabilities
Collateral for securities loaned	$12,955,049
Written options outstanding, at value (premiums received $3,639,388)	1,969,891
Payable for investments purchased	79,611,886
Payable for Fund shares redeemed	20,736
Payable to affiliates:
Investment adviser and administration fee	380,998
Sub-transfer agency fee	1,130
Trustees' deferred compensation plan	40,804
Accrued expenses	266,708
Total liabilities	$95,247,202
Net Assets	$1,159,305,540
Sources of Net Assets
Paid-in capital	$770,848,022
Distributable earnings	388,457,518
Net Assets	$1,159,305,540
Class I Shares
Net Assets	$1,159,305,540
Shares Outstanding	71,402,846
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.24
7
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2025
Investment Income
Dividend income	$3,709,506
Dividend income from affiliated investments	572,056
Interest income	11,606,149
Securities lending income, net	61,483
Total investment income	$15,949,194
Expenses
Investment adviser and administration fee	$2,194,391
Trustees’ fees and expenses	36,555
Custodian fee	141,692
Transfer and dividend disbursing agent fees	74,514
Legal and accounting services	71,007
Printing and postage	7,415
Registration fees	23,288
Miscellaneous	75,178
Total expenses	$2,624,040
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$20,398
Total expense reductions	$20,398
Net expenses	$2,603,642
Net investment income	$13,345,552
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$4,812,835
Written options	(4,640,417)
Net realized gain	$172,418
Change in unrealized appreciation (depreciation):
Investments	$23,331,277
Written options	1,252,407
Net change in unrealized appreciation (depreciation)	$24,583,684
Net realized and unrealized gain	$24,756,102
Net increase in net assets from operations	$38,101,654
8
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Statements of Changes in Net Assets

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,345,552	$26,993,138
Net realized gain	172,418	15,368,796
Net change in unrealized appreciation (depreciation)	24,583,684	113,477,283
Net increase in net assets from operations	$38,101,654	$155,839,217
Distributions to shareholders:
Class I	$—	$(29,070,236)
Total distributions to shareholders	$—	$(29,070,236)
Transactions in shares of beneficial interest:
Class I	$(6,844,913)	$157,405,947
Net increase (decrease) in net assets from Fund share transactions	$(6,844,913)	$157,405,947
Net increase in net assets	$31,256,741	$284,174,928
Net Assets
At beginning of period	$1,128,048,799	$843,873,871
At end of period	$1,159,305,540	$1,128,048,799
9
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Financial Highlights

	Class I
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.70	$13.77	$12.67	$14.00	$12.41	$11.94
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.40	$0.37	$0.14	$0.04	$0.10
Net realized and unrealized gain (loss)	0.35	1.94	1.42	(0.50)	1.73	0.46
Total income (loss) from operations	$0.54	$2.34	$1.79	$(0.36)	$1.77	$0.56
Less Distributions
From net investment income	$—	$(0.36)	$(0.31)	$(0.11)	$(0.05)	$(0.09)
From net realized gain	—	(0.05)	(0.38)	(0.86)	(0.13)	—
Total distributions	$—	$(0.41)	$(0.69)	$(0.97)	$(0.18)	$(0.09)
Net asset value — End of period	$16.24	$15.70	$13.77	$12.67	$14.00	$12.41
Total Return(2)	3.44%(3)	17.09%	14.24%	(2.26)%	14.22%	4.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,159,306	$1,128,049	$843,874	$713,500	$971,483	$1,047,351
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.48%(5)	0.47%	0.47%	0.49%	0.47%	0.47%
Net expenses	0.47%(5)(6)	0.47%(6)	0.47%(6)	0.49%(6)	0.47%	0.47%
Net investment income	2.42%(5)	2.69%	2.74%	1.04%	0.29%	0.90%
Portfolio Turnover	14%(3)	14%	13%	28%	12%	69%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023).
10
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of July 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
11

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to July 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$882,971,073
Gross unrealized appreciation	$367,990,974
Gross unrealized depreciation	(887,684)
Net unrealized appreciation	$367,103,290
12

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended July 31, 2025, the investment adviser and administration fee amounted to $2,194,391 or 0.40% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2025, the investment adviser and administration fee paid was reduced by $20,398 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2025, EVM earned $1,869 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $80,516,273 and $97,679,749, respectively, for the six months ended July 31, 2025.
5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	5,496,205	$85,469,622	16,663,313	$248,099,059
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	1,825,131	27,906,256
Redemptions	(5,959,139)	(92,314,535)	(7,905,234)	(118,599,368)
Net increase (decrease)	(462,934)	$(6,844,913)	10,583,210	$157,405,947
13

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2025 is included in the Portfolio of Investments. At July 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at July 31, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(1,969,891)
(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended July 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$(4,640,417)	$1,252,407
(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
The average number of written options contracts outstanding during the six months ended July 31, 2025, which is indicative of the volume of this derivative type, was 1,519 contracts.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2025.
14

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

8  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At July 31, 2025, the value of the securities loaned, including accrued interest, and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $14,394,221 and $14,695,729, respectively. Collateral received was comprised of cash of $12,955,049 and U.S. government and/or agencies securities of $1,740,680. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
U.S. Treasury Obligations	$12,955,049	$ —	$ —	$ —	$12,955,049
The carrying amount of the liability for collateral for securities loaned at July 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2025.
9   Affiliated Investments
At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $96,081,366, which represents 8.3% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$37,500,036	$403,523,643	$(344,942,313)	$ —	$ —	$96,081,366	$572,056	96,081,366
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
15

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$589,021,161*	$ —	$ —	$ 589,021,161
Short-Term Investments:
Affiliated Fund	96,081,366	—	—	96,081,366
Securities Lending Collateral	12,955,049	—	—	12,955,049
U.S. Treasury Obligations	—	553,986,678	—	553,986,678
Total Investments	$ 698,057,576	$553,986,678	$ —	$1,252,044,254
Liability Description
Written Call Options	$ (584,122)	$ —	$ —	$ (584,122)
Written Put Options	(1,385,769)	—	—	(1,385,769)
Total	$ (1,969,891)	$ —	$ —	$ (1,969,891)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
16

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
[1]	Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
17

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
18

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Volatility Risk Premium – Defensive Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in analyzing factors such as tax and other special considerations relevant to investing in stocks and selling call and put options on one or more U.S. indices. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one, three- and five-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and custom performance benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
19

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
20

EIVPX-NCSR    7.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	September 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2025